UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22873

Name of Fund: BlackRock CoRI Funds

BlackRock CoRI 2015 Fund BlackRock CoRI 2017 Fund BlackRock CoRI 2019 Fund BlackRock CoRI 2021 Fund BlackRock CoRI 2023 Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock CoRI Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2015

Date of reporting period: 04/30/2015

Item 1 – Report to Stockholders

APRIL 30, 2015

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock CoRI Funds

>	BlackRock CoRI 2015 Fund
>	BlackRock CoRI 2017 Fund
>	BlackRock CoRI 2019 Fund
>	BlackRock CoRI 2021 Fund
>	BlackRock CoRI 2023 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK CORI FUNDS	APRIL 30, 2015

The Markets in Review

Dear Shareholder,

Financial market performance was generally positive for the 6- and 12-month periods ended April 30, 2015, although volatility increased from the remarkably low levels seen in recent years. In 2014, as the U.S. Federal Reserve (the “Fed”) gradually reduced its bond buying program (which ultimately ended in October), U.S. interest rates surprisingly trended lower and stock prices forged ahead despite high valuations on the back of a multi-year bull market.

Around mid-year, however, geopolitical tensions intensified in Ukraine and the Middle East and oil prices became highly volatile, stoking worries about economic growth outside the United States. As the U.S. economy continued to post stronger data, investors grew concerned that the Fed would raise short-term rates sooner than previously anticipated. The U.S. dollar appreciated and global credit markets tightened, ultimately putting a strain on investor flows, and financial markets broadly weakened in the third quarter.

U.S. economic growth picked up considerably in the fourth quarter while the broader global economy showed signs of slowing. U.S. markets significantly outperformed international markets during this period even as the European Central Bank (“ECB”) and the Bank of Japan eased monetary policy, which drove further strengthening in the U.S. dollar. Oil prices plummeted due to a global supply-and-demand imbalance, sparking a selloff in energy-related assets and stress in emerging markets. Fixed income investors piled into U.S. Treasuries as their persistently low yields became attractive as compared to international sovereign debt.

Equity markets reversed in 2015, with U.S. stocks underperforming international markets. Investors had held high expectations for the U.S. economy, but after a harsh winter, first-quarter data disappointed and high valuations took their toll on U.S. stocks. The continued appreciation of the dollar was an additional headwind for exporters. Although U.S. economic momentum had broadly weakened, the labor market — a key determinant for the Fed’s decision on the future of interest rate policy — showed improvement, keeping investors on edge about when to expect the first rate hike.

In contrast, economic reports in Europe and Asia easily beat investors’ very low expectations, and accommodative policies from central banks in those regions helped international equities rebound. The ECB’s asset purchase program was the largest in scale and effect on the markets. Global sentiment improved with a ceasefire in Ukraine and an improving outlook for Greece’s continued membership in the eurozone. Emerging market stocks rebounded in April as oil prices appeared to stabilize.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2015

	6-month	12-month
U.S. large cap equities (S&P 500® Index)	4.40%	12.98%
U.S. small cap equities (Russell 2000® Index)	4.65	9.71
International equities (MSCI Europe, Australasia, Far East Index)	6.81	1.66
Emerging market equities (MSCI Emerging Markets Index)	3.92	7.80
3-month Treasury bill (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.01	0.02
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	3.59	8.03
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	2.06	4.46
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.27	4.86
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.52	2.59

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Funds’ Summary as of April 30, 2015	BlackRock CoRI Funds

Investment Objective

The BlackRock CoRI Funds’ (the “Funds”) investment objective is to seek to provide long-term investment results that correspond to the total return of each Fund’s respective benchmark.

Portfolio Management Commentary

How did the Funds perform?

•	For the six-month period ended April 30, 2015, the Funds underperformed their respective benchmarks.

What factors influenced performance?

•	The Funds’ overweight position in the bonds of midstream energy companies, which underperformed, detracted from performance.
•	The Funds’ underweight in energy and metals and mining issuers, which underperformed due to the broader weakness in commodity prices, was the largest contributor to performance.

Describe recent portfolio activity.

•	During the period, the Funds were rebalanced on a monthly basis to reflect changes in their respective benchmarks. Each Fund’s benchmark has its own time horizon, which affects its acceptable level of risk and, in turn, the strategic allocation of its holdings. The strategic allocation of each Fund’s benchmark is systematically adjusted on a monthly basis to reflect the remaining investment time horizon.

Describe portfolio positioning at period end.

•	As of period end, the Funds were underweight in the basic materials sector and the refining industry, and they were overweight in consumer cyclical and banking issues. This positioning reflected the investment advisor’s view that global growth would remain challenged. The Funds’ duration (sensitivity to interest rate movements) remained in line with their respective benchmarks as of period end.

4	BLACKROCK CORI FUNDS	APRIL 30, 2015

BlackRock CoRI 2015 Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
[2]	An unmanaged total return index comprised of approximately 300 to 400 investment grade fixed-income securities, including corporate U.S. dollar-denominated bonds (issued by U.S. and non-U.S. entities), U.S. government bonds, and Treasuries (bonds and STRIPS).
[3]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2015

				Average Annual Total Returns[4]
				1 Year		Since Inception[5]
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.48%	1.22%	4.45%	11.26%	N/A	11.49%	N/A
Investor A	2.14	0.78	4.41	11.11	6.66%	11.28	7.69%
Cost of Retirement Index 2015	—	—	4.67	11.70	N/A	12.12	N/A
[4]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.
[5]	The Fund commenced operations on January 31, 2014.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During the Period[6]	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional	$1,000.00	$1,044.50	$1.32	$1,000.00	$1,023.51	$1.30	0.26%
Investor A	$1,000.00	$1,044.10	$2.58	$1,000.00	$1,022.27	$2.56	0.51%
[6]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period shown).
[7]	Hypothetical 5% annual return before expenses is pro rated for the number of days in the most recent fiscal period.
See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.
BLACKROCK CORI FUNDS	APRIL 30, 2015	5

BlackRock CoRI 2017 Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
[2]	An unmanaged total return index comprised of approximately 300 to 400 investment grade fixed-income securities, including corporate U.S. dollar-denominated bonds (issued by U.S. and non-U.S. entities), U.S. government bonds, and Treasuries (bonds and STRIPS).
[3]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2015

				Average Annual Total Returns[4]
				1 Year		Since Inception[5]
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.66%	1.43%	4.93%	12.62%	N/A	13.29%	N/A
Investor A	2.30	1.02	4.86	12.45	7.95%	13.06	9.41%
Cost of Retirement Index 2017	—	—	5.07	13.02	N/A	13.87	N/A
[4]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.
[5]	The Fund commenced operations on January 31, 2014.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During the Period[6]	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional	$1,000.00	$1,049.30	$1.32	$1,000.00	$1,023.51	$1.30	0.26%
Investor A	$1,000.00	$1,048.60	$2.59	$1,000.00	$1,022.27	$2.56	0.51%
[6]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period shown).
[7]	Hypothetical 5% annual return before expenses is pro rated for the number of days in the most recent fiscal period.
See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.
6	BLACKROCK CORI FUNDS	APRIL 30, 2015

BlackRock CoRI 2019 Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
[2]	An unmanaged total return index comprised of approximately 300 to 400 investment grade fixed-income securities, including corporate U.S. dollar-denominated bonds (issued by U.S. and non-U.S. entities), U.S. government bonds, and Treasuries (bonds and STRIPS).
[3]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2015

				Average Annual Total Returns[4]
				1 Year		Since Inception[5]
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.83%	1.65%	5.34%	14.13%	N/A	15.04%	N/A
Investor A	2.47	1.20	5.13	13.91	9.36%	14.77	11.07%
Cost of Retirement Index 2019	—	—	5.44	14.50	N/A	15.63	N/A
[4]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.
[5]	The Fund commenced operations on January 31, 2014.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During the Period[6]	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional	$1,000.00	$1,053.40	$1.32	$1,000.00	$1,023.51	$1.30	0.26%
Investor A	$1,000.00	$1,051.30	$2.59	$1,000.00	$1,022.27	$2.56	0.51%
[6]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period shown).
[7]	Hypothetical 5% annual return before expenses is pro rated for the number of days in the most recent fiscal period.
See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.
BLACKROCK CORI FUNDS	APRIL 30, 2015	7

BlackRock CoRI 2021 Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
[2]	An unmanaged total return index comprised of approximately 300 to 400 investment grade fixed-income securities, including corporate U.S. dollar-denominated bonds (issued by U.S. and non-U.S. entities), U.S. government bonds, and Treasuries (bonds and STRIPS).
[3]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2015

				Average Annual Total Returns[4]
				1 Year		Since Inception[5]
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.03%	1.86%	5.49%	14.96%	N/A	16.06%	N/A
Investor A	2.66	1.42	5.39	14.76	10.17%	15.82	12.08%
Cost of Retirement Index 2021	—	—	5.59	15.32	N/A	16.88	N/A
[4]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.
[5]	The Fund commenced operations on January 31, 2014.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During the Period[6]	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional	$1,000.00	$1,054.90	$1.32	$1,000.00	$1,023.51	$1.30	0.26%
Investor A	$1,000.00	$1,053.90	$2.60	$1,000.00	$1,022.27	$2.56	0.51%
[6]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period shown).
[7]	Hypothetical 5% annual return before expenses is pro rated for the number of days in the most recent fiscal period.
See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.
8	BLACKROCK CORI FUNDS	APRIL 30, 2015

BlackRock CoRI 2023 Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
[2]	An unmanaged total return index comprised of approximately 300 to 400 investment grade fixed-income securities, including corporate U.S. dollar-denominated bonds (issued by U.S. and non-U.S. entities), U.S. government bonds, and Treasuries (bonds and STRIPS).
[3]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2015

				Average Annual Total Returns[4]
				1 Year		Since Inception[5]
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.14%	2.18%	6.44%	16.85%	N/A	18.14%	N/A
Investor A	2.76	1.83	6.26	16.46	11.80%	17.82	14.02%
Cost of Retirement Index 2023	—	—	6.90	17.55	N/A	19.33	N/A
[4]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.
[5]	The Fund commenced operations on January 31, 2014.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During the Period[6]	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional	$1,000.00	$1,064.40	$1.33	$1,000.00	$1,023.51	$1.30	0.26%
Investor A	$1,000.00	$1,062.60	$2.56	$1,000.00	$1,022.32	$2.51	0.50%
[6]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period shown).
[7]	Hypothetical 5% annual return before expenses is pro rated for the number of days in the most recent fiscal period.
See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.
BLACKROCK CORI FUNDS	APRIL 30, 2015	9

BlackRock CoRI 2015 Fund

Overview of the Fund’s Long-Term Investments

Portfolio Composition	4/30/15
U.S. Treasury Obligations	65%
Corporate Bonds	35

Credit Quality Allocation[1]	4/30/15
AAA/Aaa[2]	65%
AA/Aa	3
A	19
BBB/Baa	13
[1]	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Credit quality ratings are subject to change.
[2]	Includes U.S. Treasury Obligations which are deemed AAA/Aaa by the investment advisor.

BlackRock CoRI 2017 Fund

Overview of the Fund’s Long-Term Investments

Portfolio Composition	4/30/15
U.S. Treasury Obligations	65%
Corporate Bonds	35

Credit Quality Allocation[1]	4/30/15
AAA/Aaa[2]	65%
AA/Aa	3
A	20
BBB/Baa	12
[1]	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Credit quality ratings are subject to change.
[2]	Includes U.S. Treasury Obligations which are deemed AAA/Aaa by the investment advisor.

BlackRock CoRI 2019 Fund

Overview of the Fund’s Long-Term Investments

Portfolio Composition	4/30/15
U.S. Treasury Obligations	67%
Corporate Bonds	33

Credit Quality Allocation[1]	4/30/15
AAA/Aaa[2]	67%
AA/Aa	3
A	17
BBB/Baa	13
[1]	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Credit quality ratings are subject to change.
[2]	Includes U.S. Treasury Obligations which are deemed AAA/Aaa by the investment advisor.

10	BLACKROCK CORI FUNDS	APRIL 30, 2015

BlackRock CoRI 2021 Fund

Overview of the Fund’s Long-Term Investments

Portfolio Composition	4/30/15
U.S. Treasury Obligations	64%
Corporate Bonds	36

Credit Quality Allocation[1]	4/30/15
AAA/Aaa[2]	64%
AA/Aa	3
A	18
BBB/Baa	15
[1]	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Credit quality ratings are subject to change.
[2]	Includes U.S. Treasury Obligations which are deemed AAA/Aaa by the investment advisor.

BlackRock CoRI 2023 Fund

Overview of the Fund’s Long-Term Investments

Portfolio Composition	4/30/15
U.S. Treasury Obligations	60%
Corporate Bonds	40

Credit Quality Allocation[1]	4/30/15
AAA/Aaa[2]	60%
AA/Aa	3
A	21
BBB/Baa	16
[1]	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Credit quality ratings are subject to change.
[2]	Includes U.S. Treasury Obligations which are deemed AAA/Aaa by the investment advisor.

BLACKROCK CORI FUNDS	APRIL 30, 2015	11

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
•	Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, has contractually agreed to waive and/or reimburse a portion of the Funds’ expenses. Without such waiver and/or reimbursement, the Funds’ performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 5 of the Notes to Financial Statements for additional information on waivers and/or reimbursements. The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects or any waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Funds may incur the following charges:
(a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on November 1, 2014 and held through April 30, 2015) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

12	BLACKROCK CORI FUNDS	APRIL 30, 2015

Schedule of Investments April 30, 2015	BlackRock CoRI 2015 Fund (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Aerospace & Defense — 0.7%
Lockheed Martin Corp., 4.07%, 12/15/42	$10	$10,148
Northrop Grumman Corp., 3.25%, 8/01/23	25	25,580
United Technologies Corp.:
3.10%, 6/01/22	15	15,520
4.50%, 6/01/42	25	26,622
		77,870
Air Freight & Logistics — 0.2%
FedEx Corp.:
4.90%, 1/15/34	10	10,926
4.10%, 2/01/45	10	9,567
United Parcel Service, Inc., 6.20%, 1/15/38	5	6,657
		27,150
Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31	5	7,743
Banks — 1.5%
BNP Paribas SA, 3.25%, 3/03/23	20	20,282
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,805
Wells Fargo & Co.:
3.00%, 1/22/21	25	25,738
3.50%, 3/08/22	25	26,197
3.45%, 2/13/23	25	25,477
3.30%, 9/09/24	15	15,222
5.38%, 11/02/43	20	22,652
5.61%, 1/15/44	10	11,636
4.65%, 11/04/44	10	10,210
		172,219
Beverages — 1.0%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	10	10,871
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	25	24,649
Diageo Investment Corp., 2.88%, 5/11/22	25	25,235
Molson Coors Brewing Co., 5.00%, 5/01/42	10	10,408
PepsiCo, Inc.:
2.75%, 3/01/23	35	35,255
4.00%, 3/05/42	10	10,198
		116,616
Biotechnology — 0.2%
Amgen, Inc., 6.40%, 2/01/39	15	18,898
Capital Markets — 2.9%
Ameriprise Financial, Inc., 3.70%, 10/15/24	20	21,100
The Bank of New York Mellon Corp., 4.15%, 2/01/21	25	27,455
Credit Suisse USA, Inc., 7.13%, 7/15/32	15	20,602
The Goldman Sachs Group, Inc.:
3.63%, 1/22/23	40	41,081
6.13%, 2/15/33	35	43,676
6.75%, 10/01/37	30	37,683
Morgan Stanley:
3.75%, 2/25/23	50	51,759
5.00%, 11/24/25	25	27,076
4.35%, 9/08/26	10	10,187
6.38%, 7/24/42	10	12,924
4.30%, 1/27/45	20	19,667
Corporate Bonds	Par (000)	Value
Capital Markets (concluded)
State Street Corp., 3.70%, 11/20/23	$10	$10,605
		323,815
Chemicals — 0.8%
CF Industries, Inc.:
5.15%, 3/15/34	5	5,343
5.38%, 3/15/44	10	10,908
The Dow Chemical Co., 7.38%, 11/01/29	5	6,726
E.I. du Pont de Nemours & Co., 2.80%, 2/15/23	25	25,007
Ecolab, Inc., 4.35%, 12/08/21	25	27,471
LYB International Finance BV, 4.88%, 3/15/44	5	5,284
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	5	6,155
		86,894
Commercial Services & Supplies — 0.3%
Republic Services, Inc., 5.25%, 11/15/21	25	28,530
Communications Equipment — 0.3%
Cisco Systems, Inc., 5.90%, 2/15/39	20	24,629
Motorola Solutions, Inc., 4.00%, 9/01/24	10	10,026
		34,655
Consumer Finance — 0.9%
American Express Co., 4.05%, 12/03/42	10	9,644
Capital One Financial Corp., 3.50%, 6/15/23	25	25,450
HSBC Finance Corp., 6.68%, 1/15/21	25	29,500
John Deere Capital Corp., 2.80%, 1/27/23	10	10,030
MasterCard, Inc., 3.38%, 4/01/24	25	26,174
		100,798
Diversified Financial Services — 6.2%
Bank of America Corp.:
5.63%, 7/01/20	25	28,622
3.30%, 1/11/23	45	45,102
4.13%, 1/22/24	25	26,422
4.00%, 1/22/25	25	24,779
4.25%, 10/22/26	20	20,043
5.00%, 1/21/44	20	22,081
4.88%, 4/01/44	15	16,338
Citigroup, Inc.:
3.88%, 10/25/23	25	26,006
5.50%, 9/13/25	25	27,982
4.30%, 11/20/26	45	45,548
8.13%, 7/15/39	15	22,873
6.68%, 9/13/43	10	12,831
General Electric Capital Corp.:
3.10%, 1/09/23	50	51,779
6.75%, 3/15/32	50	68,765
5.88%, 1/14/38	10	12,990
6.88%, 1/10/39	15	21,735
JPMorgan Chase & Co.:
4.50%, 1/24/22	75	82,152
3.38%, 5/01/23	25	24,938
3.88%, 9/10/24	20	20,201
6.40%, 5/15/38	25	32,470
5.63%, 8/16/43	20	23,327
Morgan Stanley, 3.70%, 10/23/24	25	25,570
Northern Trust Corp., 3.95%, 10/30/25	10	10,626
		693,180

Portfolio Abbreviations

STRIPS        Separate Trading of Registered Interest and Principal Securities

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2015	13

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services — 3.3%
AT&T, Inc.:
3.00%, 2/15/22	$25	$25,000
6.30%, 1/15/38	25	29,263
5.35%, 9/01/40	15	15,769
5.55%, 8/15/41	5	5,437
Telefonica Emisiones SAU, 7.05%, 6/20/36	10	13,231
Verizon Communications, Inc.:
4.50%, 9/15/20	25	27,345
5.15%, 9/15/23	50	56,433
6.40%, 9/15/33	65	79,115
6.55%, 9/15/43	40	50,049
4.86%, 8/21/46	40	40,327
5.01%, 8/21/54	5	4,937
4.67%, 3/15/55 (a)	25	23,401
		370,307
Electric Utilities — 1.4%
Berkshire Hathaway Energy Co., 6.13%, 4/01/36	15	19,185
Duke Energy Florida, Inc., 6.40%, 6/15/38	25	34,600
Exelon Generation Co. LLC, 6.25%, 10/01/39	10	11,892
Georgia Power Co., 4.30%, 3/15/42	15	15,913
Pacific Gas & Electric Co., 6.05%, 3/01/34	30	38,446
Southern California Edison Co., Series A, 5.95%, 2/01/38	10	13,079
Virginia Electric & Power Co., 8.88%, 11/15/38	15	24,493
		157,608
Energy Equipment & Services — 0.6%
Baker Hughes, Inc., 5.13%, 9/15/40	5	5,632
Enterprise Products Operating LLC, 5.70%, 2/15/42	15	17,421
Halliburton Co., 7.45%, 9/15/39	15	21,026
TransCanada PipeLines Ltd., 7.63%, 1/15/39	15	21,199
Williams Partners LP, 6.30%, 4/15/40	5	5,495
		70,773
Food & Staples Retailing — 0.4%
CVS Caremark Corp., 6.13%, 9/15/39	10	12,934
Kraft Foods Group, Inc., 3.50%, 6/06/22	25	25,558
Walgreen Co., 3.10%, 9/15/22	10	9,993
		48,485
Food Products — 0.3%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	10	11,050
Kellogg Co., Series B, 7.45%, 4/01/31	10	13,399
Kraft Foods Group, Inc., 5.00%, 6/04/42	10	10,687
		35,136
Health Care Equipment & Supplies — 0.1%
Covidien International Finance SA, 6.55%, 10/15/37	5	6,813
Medtronic, Inc., 4.63%, 3/15/44	6	6,471
		13,284
Health Care Providers & Services — 0.8%
Aetna, Inc., 6.63%, 6/15/36	5	6,643
Cardinal Health, Inc., 3.20%, 3/15/23	15	15,108
Express Scripts Holding Co., 4.75%, 11/15/21	25	27,799
UnitedHealth Group, Inc., 6.88%, 2/15/38	15	20,954
WellPoint, Inc., 5.10%, 1/15/44	20	22,336
		92,840
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp., 6.30%, 10/15/37	10	12,633
Household Products — 0.2%
Kimberly-Clark Corp., 6.63%, 8/01/37	15	20,679
Corporate Bonds	Par (000)	Value
Insurance — 1.3%
Aflac, Inc., 3.63%, 6/15/23	$15	$15,841
The Allstate Corp., 3.15%, 6/15/23	10	10,314
American International Group, Inc.:
3.38%, 8/15/20	25	26,324
4.13%, 2/15/24	25	26,884
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,959
AXA SA, 8.60%, 12/15/30	5	6,997
MetLife, Inc., 4.88%, 11/13/43	25	28,374
Prudential Financial, Inc., 6.63%, 12/01/37	10	13,008
The Travelers Cos., Inc., 4.60%, 8/01/43	10	11,283
		149,984
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc., 4.50%, 3/01/21	25	27,355
Machinery — 0.1%
Caterpillar, Inc., 3.80%, 8/15/42	15	14,534
Media — 3.2%
21st Century Fox America, Inc., 6.40%, 12/15/35	35	44,862
Comcast Corp.:
3.13%, 7/15/22	25	25,812
4.25%, 1/15/33	5	5,189
6.45%, 3/15/37	30	39,511
4.65%, 7/15/42	15	16,111
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.80%, 3/15/22	25	25,830
6.38%, 3/01/41	10	11,785
5.15%, 3/15/42	5	5,065
Discovery Communications LLC, 6.35%, 6/01/40	10	11,932
NBCUniversal Media LLC, 5.95%, 4/01/41	15	18,828
Omnicom Group, Inc., 3.63%, 5/01/22	20	20,949
Thomson Reuters Corp., 5.85%, 4/15/40	2	2,365
Time Warner Cable, Inc.:
6.55%, 5/01/37	15	15,532
7.30%, 7/01/38	5	5,538
6.75%, 6/15/39	5	5,260
Time Warner, Inc.:
4.05%, 12/15/23	25	26,732
7.63%, 4/15/31	25	34,201
5.35%, 12/15/43	20	22,370
Viacom, Inc., 4.38%, 3/15/43	10	8,899
The Walt Disney Co., 2.35%, 12/01/22	15	14,886
		361,657
Metals & Mining — 1.0%
BHP Billiton Finance USA Ltd.:
3.85%, 9/30/23	15	15,882
5.00%, 9/30/43	10	11,140
Newmont Mining Corp., 6.25%, 10/01/39	5	5,005
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	15	16,258
Southern Copper Corp., 5.25%, 11/08/42	15	13,790
Vale Overseas Ltd.:
4.38%, 1/11/22	25	24,142
6.88%, 11/21/36	5	5,048
6.88%, 11/10/39	15	14,985
		106,250
Multiline Retail — 0.2%
Target Corp., 4.00%, 7/01/42	20	20,229
Oil, Gas & Consumable Fuels — 1.9%
Anadarko Petroleum Corp., 6.45%, 9/15/36	5	6,178
BP Capital Markets PLC:
3.25%, 5/06/22	20	20,677
2.75%, 5/10/23	25	24,469

See Notes to Financial Statements.

14	BLACKROCK CORI FUNDS	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Cenovus Energy, Inc., 6.75%, 11/15/39	$2	$2,408
ConocoPhillips, 6.50%, 2/01/39	10	13,224
ConocoPhillips Holding Co., 6.95%, 4/15/29	15	20,183
Devon Financing Corp. LLC, 7.88%, 9/30/31	15	20,443
Encana Corp., 6.50%, 2/01/38	15	17,469
Hess Corp., 5.60%, 2/15/41	15	16,666
Marathon Petroleum Corp., 5.13%, 3/01/21	25	27,913
Phillips 66, 5.88%, 5/01/42	5	5,910
Suncor Energy, Inc., 6.50%, 6/15/38	25	31,922
		207,462
Pharmaceuticals — 1.8%
Abbott Laboratories, 5.30%, 5/27/40	5	6,131
AbbVie, Inc.:
2.90%, 11/06/22	25	24,716
4.40%, 11/06/42	10	9,850
AstraZeneca PLC, 6.45%, 9/15/37	10	13,399
Bristol-Myers Squibb Co., 3.25%, 11/01/23	25	26,025
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	25	32,883
Merck & Co., Inc., 2.80%, 5/18/23	25	25,368
Pfizer, Inc., 7.20%, 3/15/39	25	35,698
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	25	24,804
		198,874
Road & Rail — 0.2%
Norfolk Southern Corp., 4.84%, 10/01/41	15	16,693
Semiconductors & Semiconductor Equipment — 0.3%
Applied Materials, Inc., 5.85%, 6/15/41	5	5,952
Intel Corp., 4.80%, 10/01/41	20	21,733
		27,685
Software — 0.4%
Oracle Corp.:
2.50%, 10/15/22	25	24,688
5.38%, 7/15/40	15	17,618
		42,306
Specialty Retail — 0.2%
The Home Depot, Inc., 5.88%, 12/16/36	15	19,310
Technology Hardware, Storage & Peripherals — 0.3%
Hewlett-Packard Co.:
4.65%, 12/09/21	25	27,360
6.00%, 9/15/41	10	11,017
		38,377
Tobacco — 0.6%
Altria Group, Inc.:
4.00%, 1/31/24	10	10,577
5.38%, 1/31/44	10	11,227
Philip Morris International, Inc.:
3.60%, 11/15/23	15	15,945
4.88%, 11/15/43	15	16,699
4.25%, 11/10/44	10	10,091
		64,539
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 6.38%, 3/01/35	20	24,615
Vodafone Group PLC:
2.95%, 2/19/23	15	14,646
6.15%, 2/27/37	20	24,080
		63,341
Total Corporate Bonds — 34.6%		3,868,709
U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds:
7.50%, 11/15/24	$80	$118,375
5.25%, 11/15/28	10	13,445
6.13%, 8/15/29	10	14,620
5.38%, 2/15/31	35	48,814
4.38%, 2/15/38	20	26,009
4.38%, 11/15/39	90	117,338
4.38%, 5/15/41	40	52,675
3.13%, 2/15/42	150	161,355
2.75%, 11/15/42	90	89,986
3.63%, 8/15/43	70	82,387
3.75%, 11/15/43	60	72,206
3.63%, 2/15/44	20	23,558
3.38%, 5/15/44	10	11,273
3.13%, 8/15/44	30	32,309
2.50%, 2/15/45	95	90,250
U.S. Treasury Notes:
2.13%, 8/31/20	40	41,212
2.63%, 11/15/20	50	52,754
2.38%, 12/31/20	440	458,322
2.13%, 1/31/21	20	20,545
3.63%, 2/15/21	350	388,773
3.13%, 5/15/21	230	249,101
2.00%, 10/31/21	20	20,297
1.50%, 1/31/22	70	68,715
1.75%, 2/28/22	60	59,827
1.75%, 5/15/23	150	148,078
2.75%, 11/15/23	100	106,352
2.75%, 2/15/24	60	63,741
2.50%, 5/15/24	30	31,235
2.38%, 8/15/24	20	20,600
2.25%, 11/15/24	20	20,370
2.00%, 2/15/25	100	99,594
U.S. Treasury Principal STRIPS, 0.00%, 2/15/31 (b)	6,400	4,289,984
Total U.S. Treasury Obligations — 63.5%		7,094,100
Total Long-Term Investments (Cost — $10,076,098) — 98.1%		10,962,809

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (c)(d)	189,237	189,237
Total Short-Term Securities (Cost — $189,237) — 1.7%		189,237
Total Investments (Cost — $10,265,335) — 99.8%		11,152,046
Other Assets Less Liabilities — 0.2%		19,212
Net Assets — 100.0%		$11,171,258

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2015	15

Schedule of Investments (concluded)	BlackRock CoRI 2015 Fund

Notes to Schedule of Investments

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)
During the six months ended April 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2014	Net Activity	Shares Held at April 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	127,311	61,926	189,237	$57
(d)	Represents the current yield as of report date.
•
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of April 30, 2015, financial futures contracts outstanding were as follows:
Contracts Long	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
1	U.S. Treasury Long Bond	Chicago Board of Trade	June 2015	$159,594	$(2,799)
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

As of April 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$10,962,809	—	$10,962,809
Short-Term Securities	$189,237	—	—	189,237
Total	$189,237	$10,962,809	—	$11,152,046
[1]	See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(2,799)	—	—	$(2,799)
[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of April 30, 2015, cash pledged for financial futures contracts of $4,000 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended April 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

16	BLACKROCK CORI FUNDS	APRIL 30, 2015

Schedule of Investments April 30, 2015	BlackRock CoRI 2017 Fund (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Aerospace & Defense — 0.6%
Lockheed Martin Corp., 4.07%, 12/15/42	$15	$15,223
Northrop Grumman Corp., 3.25%, 8/01/23	10	10,232
United Technologies Corp.:
3.10%, 6/01/22	10	10,347
4.50%, 6/01/42	35	37,271
		73,073
Air Freight & Logistics — 0.3%
FedEx Corp.:
4.90%, 1/15/34	15	16,389
4.10%, 2/01/45	10	9,567
United Parcel Service, Inc., 6.20%, 1/15/38	5	6,657
		32,613
Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31	10	15,486
Banks — 1.5%
BNP Paribas SA, 3.25%, 3/03/23	5	5,071
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,805
Wells Fargo & Co.:
3.00%, 1/22/21	25	25,739
3.45%, 2/13/23	25	25,477
3.30%, 9/09/24	30	30,444
5.38%, 11/02/43	30	33,978
5.61%, 1/15/44	15	17,454
4.65%, 11/04/44	15	15,314
		168,282
Beverages — 0.9%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	20	21,742
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	25	24,649
Molson Coors Brewing Co., 5.00%, 5/01/42	10	10,408
PepsiCo, Inc.:
2.75%, 3/01/23	15	15,109
4.00%, 3/05/42	30	30,592
		102,500
Biotechnology — 0.2%
Amgen, Inc., 6.40%, 2/01/39	20	25,197
Capital Markets — 2.4%
Ameriprise Financial, Inc., 3.70%, 10/15/24	20	21,100
Credit Suisse USA, Inc., 7.13%, 7/15/32	15	20,602
The Goldman Sachs Group, Inc.:
3.63%, 1/22/23	10	10,270
6.13%, 2/15/33	45	56,155
6.75%, 10/01/37	35	43,964
6.25%, 2/01/41	5	6,311
Morgan Stanley:
3.75%, 2/25/23	25	25,879
5.00%, 11/24/25	25	27,077
4.35%, 9/08/26	10	10,187
6.38%, 7/24/42	20	25,847
4.30%, 1/27/45	15	14,750
State Street Corp., 3.70%, 11/20/23	10	10,605
		272,747
Chemicals — 0.6%
CF Industries, Inc.:
5.15%, 3/15/34	5	5,343
5.38%, 3/15/44	10	10,908
Corporate Bonds	Par (000)	Value
Chemicals (concluded)
The Dow Chemical Co., 7.38%, 11/01/29	$10	$13,451
E.I. du Pont de Nemours & Co., 2.80%, 2/15/23	25	25,007
LYB International Finance BV, 4.88%, 3/15/44	5	5,284
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	10	12,311
		72,304
Communications Equipment — 0.4%
Cisco Systems, Inc., 5.90%, 2/15/39	25	30,786
Motorola Solutions, Inc., 4.00%, 9/01/24	10	10,026
		40,812
Consumer Finance — 0.7%
American Express Co., 4.05%, 12/03/42	10	9,644
Capital One Financial Corp., 3.50%, 6/15/23	25	25,449
John Deere Capital Corp., 2.80%, 1/27/23	15	15,046
MasterCard, Inc., 3.38%, 4/01/24	25	26,174
		76,313
Diversified Financial Services — 5.9%
Bank of America Corp.:
3.30%, 1/11/23	45	45,102
4.13%, 1/22/24	25	26,422
4.00%, 1/22/25	20	19,823
4.25%, 10/22/26	25	25,054
5.00%, 1/21/44	30	33,122
4.88%, 4/01/44	30	32,677
Citigroup, Inc.:
3.88%, 10/25/23	25	26,006
5.50%, 9/13/25	25	27,982
4.30%, 11/20/26	30	30,365
8.13%, 7/15/39	20	30,497
6.68%, 9/13/43	25	32,077
General Electric Capital Corp.:
3.10%, 1/09/23	25	25,889
6.75%, 3/15/32	45	61,888
5.88%, 1/14/38	25	32,475
6.88%, 1/10/39	20	28,980
JPMorgan Chase & Co.:
3.38%, 5/01/23	50	49,876
3.88%, 9/10/24	30	30,302
6.40%, 5/15/38	25	32,470
5.60%, 7/15/41	10	11,976
5.63%, 8/16/43	20	23,327
Morgan Stanley, 3.70%, 10/23/24	35	35,798
Northern Trust Corp., 3.95%, 10/30/25	10	10,626
		672,734
Diversified Telecommunication Services — 3.6%
AT&T, Inc.:
6.30%, 1/15/38	35	40,968
5.35%, 9/01/40	15	15,769
5.55%, 8/15/41	15	16,312
Orange SA, 5.38%, 1/13/42	5	5,692
Telefonica Emisiones SAU, 7.05%, 6/20/36	10	13,231
Verizon Communications, Inc.:
5.15%, 9/15/23	50	56,433
6.40%, 9/15/33	90	109,543
4.27%, 1/15/36 (a)	25	24,040
6.55%, 9/15/43	50	62,561
4.86%, 8/21/46	35	35,286
5.01%, 8/21/54	10	9,874
4.67%, 3/15/55 (a)	20	18,721
		408,430

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2015	17

Schedule of Investments (continued)	BlackRock CoRI 2017 Fund (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Electric Utilities — 1.9%
Berkshire Hathaway Energy Co., 6.13%, 4/01/36	$20	$25,580
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	10	12,171
Duke Energy Florida, Inc., 6.40%, 6/15/38	35	48,440
Exelon Generation Co. LLC, 6.25%, 10/01/39	10	11,892
Georgia Power Co., 4.30%, 3/15/42	25	26,522
Pacific Gas & Electric Co., 6.05%, 3/01/34	40	51,261
Southern California Edison Co., Series A, 5.95%, 2/01/38	10	13,080
Virginia Electric & Power Co., 8.88%, 11/15/38	15	24,493
		213,439
Energy Equipment & Services — 0.7%
Baker Hughes, Inc., 5.13%, 9/15/40	5	5,632
Enterprise Products Operating LLC, 5.70%, 2/15/42	15	17,421
Halliburton Co., 7.45%, 9/15/39	15	21,026
TransCanada PipeLines Ltd.:
6.20%, 10/15/37	5	6,160
7.63%, 1/15/39	15	21,199
Williams Partners LP, 6.30%, 4/15/40	10	10,991
		82,429
Food & Staples Retailing — 0.5%
CVS Caremark Corp., 6.13%, 9/15/39	10	12,935
Kraft Foods Group, Inc., 3.50%, 6/06/22	25	25,558
Walgreen Co., 3.10%, 9/15/22	15	14,989
		53,482
Food Products — 0.3%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	10	11,050
Kellogg Co., Series B, 7.45%, 4/01/31	10	13,399
Kraft Foods Group, Inc., 5.00%, 6/04/42	15	16,031
		40,480
Health Care Equipment & Supplies — 0.2%
Covidien International Finance SA, 6.55%, 10/15/37	5	6,813
Express Scripts Holding Co., 6.13%, 11/15/41	5	6,196
Medtronic, Inc., 4.63%, 3/15/44	7	7,550
		20,559
Health Care Providers & Services — 0.6%
Aetna, Inc., 6.63%, 6/15/36	5	6,643
Cardinal Health, Inc., 3.20%, 3/15/23	10	10,072
UnitedHealth Group, Inc., 6.88%, 2/15/38	25	34,923
WellPoint, Inc., 5.10%, 1/15/44	20	22,336
		73,974
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp., 6.30%, 10/15/37	10	12,633
Household Products — 0.2%
Kimberly-Clark Corp., 6.63%, 8/01/37	15	20,679
Insurance — 1.2%
Aflac, Inc., 3.63%, 6/15/23	10	10,561
The Allstate Corp., 3.15%, 6/15/23	15	15,471
American International Group, Inc., 4.13%, 2/15/24	25	26,884
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,959
AXA SA, 8.60%, 12/15/30	10	13,995
MetLife, Inc., 4.88%, 11/13/43	30	34,049
Prudential Financial, Inc., 6.63%, 12/01/37	15	19,512
The Travelers Cos., Inc., 4.60%, 8/01/43	10	11,282
		142,713
Machinery — 0.1%
Caterpillar, Inc., 3.80%, 8/15/42	15	14,534
Corporate Bonds	Par (000)	Value
Media — 3.3%
21st Century Fox America, Inc., 6.40%, 12/15/35	$45	$57,680
Comcast Corp.:
3.13%, 7/15/22	25	25,812
4.25%, 1/15/33	15	15,567
6.45%, 3/15/37	35	46,096
4.65%, 7/15/42	10	10,741
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
6.38%, 3/01/41	10	11,785
5.15%, 3/15/42	10	10,130
Discovery Communications LLC, 6.35%, 6/01/40	10	11,932
NBCUniversal Media LLC, 5.95%, 4/01/41	25	31,379
Thomson Reuters Corp., 5.85%, 4/15/40	3	3,547
Time Warner Cable, Inc.:
6.55%, 5/01/37	15	15,532
7.30%, 7/01/38	10	11,077
6.75%, 6/15/39	10	10,520
Time Warner, Inc.:
4.05%, 12/15/23	25	26,732
7.63%, 4/15/31	25	34,201
5.35%, 12/15/43	30	33,555
Viacom, Inc., 4.38%, 3/15/43	15	13,349
The Walt Disney Co., 2.35%, 12/01/22	10	9,924
		379,559
Metals & Mining — 0.8%
BHP Billiton Finance USA Ltd.:
3.85%, 9/30/23	10	10,588
5.00%, 9/30/43	10	11,140
Newmont Mining Corp., 6.25%, 10/01/39	10	10,011
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	10	10,839
Southern Copper Corp., 5.25%, 11/08/42	15	13,790
Vale Overseas Ltd.:
6.88%, 11/21/36	5	5,047
6.88%, 11/10/39	30	29,970
		91,385
Multiline Retail — 0.3%
Target Corp., 4.00%, 7/01/42	30	30,344
Oil, Gas & Consumable Fuels — 2.1%
Anadarko Petroleum Corp., 6.45%, 9/15/36	10	12,357
BP Capital Markets PLC:
3.25%, 5/06/22	10	10,339
2.75%, 5/10/23	25	24,469
Canadian Natural Resources Ltd., 6.25%, 3/15/38	10	11,943
Cenovus Energy, Inc., 6.75%, 11/15/39	3	3,612
ConocoPhillips, 6.50%, 2/01/39	20	26,447
ConocoPhillips Holding Co., 6.95%, 4/15/29	20	26,911
Devon Financing Corp. LLC, 7.88%, 9/30/31	15	20,443
Encana Corp., 6.50%, 2/01/38	15	17,469
Hess Corp.:
7.30%, 8/15/31	5	6,237
5.60%, 2/15/41	20	22,221
Phillips 66, 5.88%, 5/01/42	15	17,729
Suncor Energy, Inc., 6.50%, 6/15/38	30	38,306
		238,483
Pharmaceuticals — 2.0%
Abbott Laboratories, 5.30%, 5/27/40	10	12,261
AbbVie, Inc.:
2.90%, 11/06/22	25	24,716
4.40%, 11/06/42	10	9,850
AstraZeneca PLC, 6.45%, 9/15/37	15	20,099

See Notes to Financial Statements.

18	BLACKROCK CORI FUNDS	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock CoRI 2017 Fund (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Pharmaceuticals (concluded)
Bristol-Myers Squibb Co.:
3.25%, 11/01/23	$25	$26,025
3.25%, 8/01/42	15	13,440
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	25	32,883
Merck & Co., Inc., 2.80%, 5/18/23	25	25,368
Pfizer, Inc., 7.20%, 3/15/39	30	42,838
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	25	24,804
		232,284
Road & Rail — 0.2%
Norfolk Southern Corp., 4.84%, 10/01/41	20	22,257
Semiconductors & Semiconductor Equipment — 0.3%
Applied Materials, Inc., 5.85%, 6/15/41	5	5,952
Intel Corp., 4.80%, 10/01/41	30	32,599
		38,551
Software — 0.4%
Oracle Corp.:
2.50%, 10/15/22	25	24,688
5.38%, 7/15/40	20	23,490
		48,178
Specialty Retail — 0.2%
The Home Depot, Inc., 5.88%, 12/16/36	15	19,310
Lowe’s Cos., Inc., 6.65%, 9/15/37	5	6,863
		26,173
Technology Hardware, Storage & Peripherals — 0.1%
Hewlett-Packard Co., 6.00%, 9/15/41	10	11,017
Tobacco — 0.7%
Altria Group, Inc.:
4.00%, 1/31/24	15	15,866
5.38%, 1/31/44	20	22,454
Philip Morris International, Inc.:
3.60%, 11/15/23	10	10,630
4.88%, 11/15/43	25	27,831
		76,781
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 6.38%, 3/01/35	25	30,769
Vodafone Group PLC:
2.95%, 2/19/23	10	9,764
6.15%, 2/27/37	25	30,100
		70,633
Total Corporate Bonds — 34.0%		3,901,058
U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds:
7.25%, 8/15/22	$60	$82,613
7.13%, 2/15/23	30	41,550
7.50%, 11/15/24	130	192,359
6.00%, 2/15/26	200	275,391
6.38%, 8/15/27	190	275,559
4.50%, 2/15/36	65	86,079
4.38%, 2/15/38	70	91,033
4.50%, 5/15/38	70	92,509
4.38%, 11/15/39	70	91,262
4.38%, 5/15/41	350	460,906
3.13%, 2/15/42	350	376,496
2.75%, 11/15/42	350	349,945
2.88%, 5/15/43	80	81,969
3.63%, 8/15/43	270	317,777
3.75%, 11/15/43	180	216,619
3.63%, 2/15/44	50	58,895
3.38%, 5/15/44	55	62,004
3.13%, 8/15/44	60	64,617
3.00%, 11/15/44	10	10,523
2.50%, 2/15/45	110	104,500
U.S. Treasury Notes:
1.63%, 8/15/22	150	147,926
1.63%, 11/15/22	120	118,078
1.75%, 5/15/23	270	266,541
2.50%, 8/15/23	130	135,718
2.75%, 11/15/23	230	244,609
2.75%, 2/15/24	180	191,222
2.50%, 5/15/24	70	72,882
2.38%, 8/15/24	160	164,800
2.25%, 11/15/24	30	30,555
2.00%, 2/15/25	100	99,594
U.S. Treasury Principal STRIPS, 0.00%, 2/15/36 (b)	4,415	2,530,934
Total U.S. Treasury Obligations — 63.9%		7,335,465
Total Long-Term Investments (Cost — $10,202,130) — 97.9%		11,236,523

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (c)(d)	151,372	151,372
Total Short-Term Securities (Cost — $151,372) — 1.3%		151,372
Total Investments (Cost — $10,353,502) — 99.2%		$11,387,895
Other Assets Less Liabilities — 0.8%		92,414
Net Assets — 100.0%		$11,480,309

Notes to Schedule of Investments

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)
During the six months ended April 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2015	19

Schedule of Investments (concluded)	BlackRock CoRI 2017 Fund
Affiliate	Shares Held at October 31, 2014	Net Activity	Shares Held at April 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	95,397	55,975	151,372	$51
(d)	Represents the current yield as of report date.
•
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of April 30, 2015, financial futures contracts outstanding were as follows:
Contracts Long	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
1	U.S. Treasury Long Bond	Chicago Board of Trade	June 2015	$159,594	$(2,799)
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

As of April 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$11,236,523	—	$11,236,523
Short-Term Securities	$151,372	—	—	151,372
Total	$151,372	$11,236,523	—	$11,387,895

[1]	See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(2,799)	—	—	$(2,799)
[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of April 30, 2015, cash pledged for financial futures contracts of $4,000 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended April 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

20	BLACKROCK CORI FUNDS	APRIL 30, 2015

Schedule of Investments April 30, 2015	BlackRock CoRI 2019 Fund (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Aerospace & Defense — 0.7%
Lockheed Martin Corp., 4.07%, 12/15/42	$15	$15,223
Northrop Grumman Corp., 4.75%, 6/01/43	15	16,130
United Technologies Corp., 4.50%, 6/01/42	50	53,245
		84,598
Air Freight & Logistics — 0.3%
FedEx Corp.:
4.90%, 1/15/34	15	16,389
4.10%, 2/01/45	10	9,567
United Parcel Service, Inc., 6.20%, 1/15/38	10	13,314
		39,270
Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31	10	15,486
Banks — 1.0%
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,805
Wells Fargo & Co.:
3.30%, 9/09/24	10	10,148
5.38%, 11/02/43	40	45,305
5.61%, 1/15/44	25	29,090
4.65%, 11/04/44	15	15,314
		114,662
Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	20	21,742
Molson Coors Brewing Co., 5.00%, 5/01/42	10	10,408
PepsiCo, Inc., 4.00%, 3/05/42	40	40,789
		72,939
Biotechnology — 0.3%
Amgen, Inc., 6.40%, 2/01/39	25	31,496
Capital Markets — 2.5%
Ameriprise Financial, Inc., 3.70%, 10/15/24	10	10,550
Credit Suisse USA, Inc., 7.13%, 7/15/32	35	48,071
The Goldman Sachs Group, Inc.:
6.13%, 2/15/33	25	31,197
6.75%, 10/01/37	55	69,086
6.25%, 2/01/41	15	18,934
Morgan Stanley:
3.88%, 4/29/24	25	25,881
5.00%, 11/24/25	25	27,077
4.35%, 9/08/26	15	15,281
6.38%, 7/24/42	20	25,847
4.30%, 1/27/45	20	19,667
		291,591
Chemicals — 0.5%
CF Industries, Inc.:
5.15%, 3/15/34	5	5,344
5.38%, 3/15/44	10	10,908
The Dow Chemical Co., 7.38%, 11/01/29	10	13,451
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	5	5,024
Ecolab, Inc., 5.50%, 12/08/41	10	11,871
LYB International Finance BV, 4.88%, 3/15/44	5	5,284
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	10	12,311
		64,193
Communications Equipment — 0.4%
Cisco Systems, Inc., 5.90%, 2/15/39	30	36,944
Motorola Solutions, Inc., 4.00%, 9/01/24	5	5,013
		41,957
Corporate Bonds	Par (000)	Value
Consumer Finance — 0.3%
American Express Co., 4.05%, 12/03/42	$10	$9,644
MasterCard, Inc., 3.38%, 4/01/24	25	26,174
		35,818
Diversified Financial Services — 4.5%
Bank of America Corp.:
4.00%, 1/22/25	30	29,734
4.25%, 10/22/26	10	10,022
5.00%, 1/21/44	85	93,844
4.88%, 4/01/44	5	5,446
Citigroup, Inc.:
5.50%, 9/13/25	25	27,982
4.30%, 11/20/26	20	20,244
8.13%, 7/15/39	20	30,497
6.68%, 9/13/43	15	19,246
5.30%, 5/06/44	25	27,067
General Electric Capital Corp.:
6.75%, 3/15/32	50	68,765
5.88%, 1/14/38	35	45,465
6.88%, 1/10/39	30	43,470
JPMorgan Chase & Co.:
3.88%, 9/10/24	25	25,252
6.40%, 5/15/38	30	38,964
5.60%, 7/15/41	20	23,952
5.63%, 8/16/43	15	17,495
		527,445
Diversified Telecommunication Services — 3.8%
AT&T, Inc.:
6.30%, 1/15/38	40	46,821
5.35%, 9/01/40	25	26,281
5.55%, 8/15/41	15	16,312
Orange SA, 5.38%, 1/13/42	5	5,692
Telefonica Emisiones SAU, 7.05%, 6/20/36	15	19,846
Verizon Communications, Inc.:
6.40%, 9/15/33	95	115,629
4.27%, 1/15/36 (a)	25	24,040
6.55%, 9/15/43	90	112,609
4.86%, 8/21/46	25	25,205
5.01%, 8/21/54	15	14,812
4.67%, 3/15/55 (a)	45	42,122
		449,369
Electric Utilities — 2.3%
Berkshire Hathaway Energy Co., 6.13%, 4/01/36	20	25,580
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	10	12,171
Duke Energy Florida, Inc., 6.40%, 6/15/38	40	55,359
Exelon Generation Co. LLC, 6.25%, 10/01/39	15	17,838
Georgia Power Co., 4.30%, 3/15/42	30	31,827
MidAmerican Energy Holdings Co., 6.50%, 9/15/37	10	13,156
Pacific Gas & Electric Co., 6.05%, 3/01/34	50	64,076
Southern California Edison Co., Series A, 5.95%, 2/01/38	15	19,619
Virginia Electric & Power Co., 8.88%, 11/15/38	20	32,658
		272,284
Energy Equipment & Services — 0.9%
Baker Hughes, Inc., 5.13%, 9/15/40	10	11,265
Enterprise Products Operating LLC, 5.70%, 2/15/42	20	23,227
Halliburton Co., 7.45%, 9/15/39	20	28,035
TransCanada PipeLines Ltd., 7.63%, 1/15/39	20	28,266
Williams Partners LP, 6.30%, 4/15/40	10	10,990
		101,783

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2015	21

Schedule of Investments (continued)	BlackRock CoRI 2019 Fund (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Food & Staples Retailing — 0.2%
CVS Caremark Corp., 6.13%, 9/15/39	$15	$19,402
Food Products — 0.5%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	15	16,575
Kellogg Co., Series B, 7.45%, 4/01/31	10	13,399
Kraft Foods Group, Inc.:
6.88%, 1/26/39	5	6,510
5.00%, 6/04/42	20	21,374
		57,858
Health Care Equipment & Supplies — 0.3%
Covidien International Finance SA, 6.55%, 10/15/37	15	20,438
Express Scripts Holding Co., 6.13%, 11/15/41	5	6,196
Medtronic, Inc., 4.63%, 3/15/44	8	8,629
		35,263
Health Care Providers & Services — 0.6%
Aetna, Inc., 6.63%, 6/15/36	5	6,643
UnitedHealth Group, Inc., 6.88%, 2/15/38	25	34,923
WellPoint, Inc., 5.10%, 1/15/44	25	27,920
		69,486
Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp., 6.30%, 10/15/37	15	18,949
Household Products — 0.2%
Kimberly-Clark Corp., 6.63%, 8/01/37	20	27,571
Insurance — 1.3%
The Allstate Corp., 4.50%, 6/15/43	15	16,690
American International Group, Inc., 4.13%, 2/15/24	25	26,884
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,959
AXA SA, 8.60%, 12/15/30	10	13,995
MetLife, Inc., 4.88%, 11/13/43	35	39,724
Prudential Financial, Inc., 6.63%, 12/01/37	20	26,016
The Travelers Cos., Inc., 4.60%, 8/01/43	15	16,924
		151,192
Machinery — 0.2%
Caterpillar, Inc., 3.80%, 8/15/42	20	19,379
Media — 3.6%
21st Century Fox America, Inc., 6.40%, 12/15/35	60	76,907
Comcast Corp.:
4.25%, 1/15/33	20	20,756
6.45%, 3/15/37	25	32,926
4.65%, 7/15/42	15	16,111
4.75%, 3/01/44	25	27,392
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
6.38%, 3/01/41	10	11,785
5.15%, 3/15/42	15	15,195
Discovery Communications LLC, 6.35%, 6/01/40	10	11,932
NBCUniversal Media LLC, 5.95%, 4/01/41	20	25,103
Thomson Reuters Corp., 5.85%, 4/15/40	5	5,913
Time Warner Cable, Inc.:
6.55%, 5/01/37	20	20,710
7.30%, 7/01/38	10	11,077
6.75%, 6/15/39	10	10,520
Time Warner, Inc.:
4.05%, 12/15/23	25	26,732
7.63%, 4/15/31	35	47,881
5.35%, 12/15/43	35	39,147
Viacom, Inc., 4.38%, 3/15/43	20	17,798
The Walt Disney Co., 4.13%, 6/01/44	5	5,293
		423,178
Corporate Bonds	Par (000)	Value
Metals & Mining — 1.0%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	$25	$27,850
Newmont Mining Corp., 6.25%, 10/01/39	10	10,011
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	15	16,258
Southern Copper Corp., 5.25%, 11/08/42	20	18,386
Vale Overseas Ltd.:
6.88%, 11/21/36	10	10,095
6.88%, 11/10/39	35	34,965
		117,565
Multiline Retail — 0.3%
Target Corp., 4.00%, 7/01/42	40	40,459
Oil, Gas & Consumable Fuels — 2.3%
Anadarko Petroleum Corp., 6.45%, 9/15/36	15	18,535
Canadian Natural Resources Ltd., 6.25%, 3/15/38	10	11,943
Cenovus Energy, Inc., 6.75%, 11/15/39	5	6,019
ConocoPhillips, 6.50%, 2/01/39	30	39,671
ConocoPhillips Holding Co., 6.95%, 4/15/29	25	33,638
Devon Financing Corp. LLC, 7.88%, 9/30/31	20	27,257
Encana Corp., 6.50%, 2/01/38	20	23,292
Hess Corp.:
7.30%, 8/15/31	5	6,238
5.60%, 2/15/41	25	27,777
ONEOK Partners LP, 6.85%, 10/15/37	5	5,513
Phillips 66, 5.88%, 5/01/42	20	23,639
Suncor Energy, Inc., 6.50%, 6/15/38	35	44,691
Valero Energy Corp., 6.63%, 6/15/37	5	6,125
		274,338
Pharmaceuticals — 1.7%
Abbott Laboratories, 5.30%, 5/27/40	10	12,261
AbbVie, Inc., 4.40%, 11/06/42	15	14,775
AstraZeneca PLC, 6.45%, 9/15/37	15	20,099
Bristol-Myers Squibb Co., 3.25%, 8/01/42	15	13,441
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	40	52,613
Merck & Co., Inc., 2.80%, 5/18/23	25	25,368
Pfizer, Inc.:
7.20%, 3/15/39	35	49,977
4.40%, 5/15/44	5	5,274
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	5	6,111
		199,919
Road & Rail — 0.3%
CSX Corp., 6.22%, 4/30/40	5	6,497
Norfolk Southern Corp., 4.84%, 10/01/41	25	27,822
		34,319
Semiconductors & Semiconductor Equipment — 0.3%
Applied Materials, Inc., 5.85%, 6/15/41	5	5,952
Intel Corp., 4.80%, 10/01/41	30	32,599
		38,551
Software — 0.1%
Oracle Corp., 5.38%, 7/15/40	15	17,617
Specialty Retail — 0.2%
The Home Depot, Inc., 5.88%, 12/16/36	20	25,747
Technology Hardware, Storage & Peripherals — 0.1%
Hewlett-Packard Co., 6.00%, 9/15/41	15	16,525
Tobacco — 0.6%
Altria Group, Inc., 5.38%, 1/31/44	30	33,681
Philip Morris International, Inc., 4.88%, 11/15/43	35	38,964
		72,645

See Notes to Financial Statements.

22	BLACKROCK CORI FUNDS	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock CoRI 2019 Fund (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 6.38%, 3/01/35	$30	$36,923
Vodafone Group PLC, 6.15%, 2/27/37	30	36,121
		73,044
Total Corporate Bonds — 32.8%		3,875,898

U.S. Treasury Obligations
U.S. Treasury Bonds:
7.50%, 11/15/24	90	133,172
7.63%, 2/15/25	230	345,683
6.00%, 2/15/26	160	220,312
6.13%, 8/15/29	280	409,347
4.50%, 2/15/36	75	99,322
4.38%, 2/15/38	90	117,042
4.50%, 5/15/38	40	52,862
3.50%, 2/15/39	60	68,634
4.25%, 5/15/39	50	63,934
4.50%, 8/15/39	50	66,270
4.38%, 11/15/39	50	65,188
4.38%, 5/15/41	300	395,063
3.13%, 2/15/42	500	537,851
2.75%, 11/15/42	410	409,936
2.88%, 5/15/43	60	61,477
3.63%, 8/15/43	330	388,394
U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds (concluded):
3.75%, 11/15/43	$230	$276,791
3.63%, 2/15/44	200	235,578
3.38%, 5/15/44	140	157,828
3.13%, 8/15/44	65	70,002
2.50%, 2/15/45	75	71,250
U.S. Treasury Notes:
2.38%, 8/15/24	160	164,800
2.25%, 11/15/24	70	71,296
2.00%, 2/15/25	210	209,147
U.S. Treasury Principal STRIPS, 0.00%, 5/15/37 (b)	5,695	3,111,993
Total U.S. Treasury Obligations — 65.9%		7,803,172
Total Long-Term Investments (Cost — $10,532,041) — 98.7%		11,679,070

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (c)(d)	154,781	154,781
Total Short-Term Securities (Cost — $154,781) — 1.3%		154,781
Total Investments (Cost — $10,686,822) — 100.0%		11,833,851
Other Assets Less Liabilities — 0.0%		750
Net Assets — 100.0%		$11,834,601

Notes to Schedule of Investments

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)
During the six months ended April 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2014	Net Activity	Shares Held at April 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	96,732	58,049	154,781	$51
(d)	Represents the current yield as of report date.
•
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of April 30, 2015, financial futures contracts outstanding were as follows:
Contracts Long	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
1	U.S. Treasury Long Bond	Chicago Board of Trade	June 2015	$159,594	$(2,799)
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2015	23

Schedule of Investments (concluded)	BlackRock CoRI 2019 Fund
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

As of April 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$11,679,070	—	$11,679,070
Short-Term Securities	$154,781	—	—	154,781
Total	$154,781	$11,679,070	—	$11,833,851

[1]	See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(2,799)	—	—	$(2,799)
[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of April 30, 2015, cash pledged for financial futures contracts of $4,000 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended April 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

24	BLACKROCK CORI FUNDS	APRIL 30, 2015

Schedule of Investments April 30, 2015	BlackRock CoRI 2021 Fund (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Aerospace & Defense — 0.8%
Lockheed Martin Corp., 4.07%, 12/15/42	$20	$20,297
Northrop Grumman Corp., 4.75%, 6/01/43	20	21,507
United Technologies Corp., 4.50%, 6/01/42	50	53,245
		95,049
Air Freight & Logistics — 0.4%
FedEx Corp.:
4.90%, 1/15/34	15	16,389
4.10%, 2/01/45	10	9,567
United Parcel Service, Inc., 6.20%, 1/15/38	15	19,970
		45,926
Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31	10	15,486
Banks — 1.0%
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,805
Wells Fargo & Co.:
5.38%, 11/02/43	40	45,305
5.61%, 1/15/44	25	29,090
4.65%, 11/04/44	25	25,524
		114,724
Beverages — 0.7%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	25	27,177
Molson Coors Brewing Co., 5.00%, 5/01/42	10	10,408
PepsiCo, Inc., 4.00%, 3/05/42	45	45,889
		83,474
Biotechnology — 0.3%
Amgen, Inc., 6.40%, 2/01/39	30	37,795
Capital Markets — 2.1%
Credit Suisse USA, Inc., 7.13%, 7/15/32	10	13,735
The Goldman Sachs Group, Inc.:
6.13%, 2/15/33	60	74,873
6.75%, 10/01/37	60	75,366
Morgan Stanley:
4.35%, 9/08/26	25	25,468
6.38%, 7/24/42	30	38,771
4.30%, 1/27/45	20	19,667
		247,880
Chemicals — 0.6%
CF Industries, Inc.:
5.15%, 3/15/34	5	5,344
5.38%, 3/15/44	15	16,362
The Dow Chemical Co., 7.38%, 11/01/29	15	20,177
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	10	10,048
Ecolab, Inc., 5.50%, 12/08/41	5	5,935
LYB International Finance BV, 4.88%, 3/15/44	5	5,284
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	10	12,311
		75,461
Communications Equipment — 0.4%
Cisco Systems, Inc., 5.90%, 2/15/39	35	43,101
Consumer Finance — 0.1%
American Express Co., 4.05%, 12/03/42	10	9,644
Diversified Financial Services — 4.9%
Bank of America Corp.:
4.25%, 10/22/26	40	40,087
5.00%, 1/21/44	65	71,764
4.88%, 4/01/44	25	27,230
Corporate Bonds	Par (000)	Value
Diversified Financial Services (concluded)
Citigroup, Inc.:
4.30%, 11/20/26	$35	$35,426
8.13%, 7/15/39	50	76,243
6.68%, 9/13/43	20	25,662
5.30%, 5/06/44	5	5,413
General Electric Capital Corp.:
6.75%, 3/15/32	60	82,518
5.88%, 1/14/38	40	51,960
6.88%, 1/10/39	35	50,715
JPMorgan Chase & Co.:
4.13%, 12/15/26	30	30,538
6.40%, 5/15/38	35	45,458
5.60%, 7/15/41	10	11,976
5.63%, 8/16/43	25	29,158
		584,148
Diversified Telecommunication Services — 4.4%
AT&T, Inc.:
6.30%, 1/15/38	45	52,673
5.35%, 9/01/40	25	26,281
5.55%, 8/15/41	20	21,750
Orange SA, 5.38%, 1/13/42	5	5,692
Telefonica Emisiones SAU, 7.05%, 6/20/36	20	26,462
Verizon Communications, Inc.:
6.40%, 9/15/33	95	115,629
4.27%, 1/15/36 (a)	25	24,040
6.55%, 9/15/43	90	112,609
4.86%, 8/21/46	75	75,614
5.01%, 8/21/54	15	14,812
4.67%, 3/15/55 (a)	50	46,802
		522,364
Electric Utilities — 2.7%
Berkshire Hathaway Energy Co., 6.13%, 4/01/36	40	51,161
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	15	18,257
Duke Energy Florida, Inc., 6.40%, 6/15/38	45	62,279
Exelon Generation Co. LLC, 6.25%, 10/01/39	20	23,784
Georgia Power Co., 4.30%, 3/15/42	25	26,522
Pacific Gas & Electric Co., 6.05%, 3/01/34	60	76,891
Southern California Edison Co., Series A, 5.95%, 2/01/38	20	26,159
Virginia Electric & Power Co., 8.88%, 11/15/38	20	32,657
		317,710
Energy Equipment & Services — 1.1%
Baker Hughes, Inc., 5.13%, 9/15/40	10	11,265
Enterprise Products Operating LLC, 5.70%, 2/15/42	25	29,034
Halliburton Co., 7.45%, 9/15/39	25	35,043
TransCanada PipeLines Ltd.:
6.20%, 10/15/37	5	6,160
7.63%, 1/15/39	25	35,332
Williams Partners LP, 6.30%, 4/15/40	10	10,991
		127,825
Food & Staples Retailing — 0.2%
CVS Caremark Corp., 6.13%, 9/15/39	20	25,869
Food Products — 0.5%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	20	22,101
Kellogg Co., Series B, 7.45%, 4/01/31	10	13,399
Kraft Foods Group, Inc.:
6.88%, 1/26/39	5	6,510
5.00%, 6/04/42	20	21,374
		63,384

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2015	25

Schedule of Investments (continued)	BlackRock CoRI 2021 Fund (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Health Care Equipment & Supplies — 0.3%
Covidien International Finance SA, 6.55%, 10/15/37	$10	$13,625
Express Scripts Holding Co., 6.13%, 11/15/41	10	12,393
Medtronic, Inc., 4.63%, 3/15/44	9	9,707
		35,725
Health Care Providers & Services — 0.6%
Aetna, Inc., 6.63%, 6/15/36	5	6,643
UnitedHealth Group, Inc., 6.88%, 2/15/38	25	34,923
WellPoint, Inc., 5.10%, 1/15/44	30	33,504
		75,070
Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp., 6.30%, 10/15/37	20	25,265
Household Products — 0.3%
Kimberly-Clark Corp., 6.63%, 8/01/37	25	34,464
Insurance — 1.2%
The Allstate Corp., 4.50%, 6/15/43	15	16,691
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,959
AXA SA, 8.60%, 12/15/30	10	13,995
MetLife, Inc., 4.88%, 11/13/43	40	45,399
Prudential Financial, Inc., 6.63%, 12/01/37	25	32,520
The Travelers Cos., Inc., 4.60%, 8/01/43	20	22,565
		142,129
Machinery — 0.2%
Caterpillar, Inc., 3.80%, 8/15/42	25	24,223
Media — 4.0%
21st Century Fox America, Inc., 6.40%, 12/15/35	65	83,316
CBS Corp., 4.60%, 1/15/45	5	4,826
Comcast Corp.:
4.25%, 1/15/33	30	31,134
6.45%, 3/15/37	35	46,096
4.65%, 7/15/42	25	26,852
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
6.38%, 3/01/41	15	17,677
5.15%, 3/15/42	20	20,259
Discovery Communications LLC:
6.35%, 6/01/40	10	11,932
4.88%, 4/01/43	5	5,034
NBCUniversal Media LLC, 5.95%, 4/01/41	35	43,931
Thomson Reuters Corp., 5.85%, 4/15/40	5	5,913
Time Warner Cable, Inc.:
6.55%, 5/01/37	25	25,887
7.30%, 7/01/38	10	11,077
6.75%, 6/15/39	10	10,520
Time Warner, Inc.:
7.63%, 4/15/31	45	61,561
5.35%, 12/15/43	40	44,740
Viacom, Inc., 4.38%, 3/15/43	25	22,248
		473,003
Metals & Mining — 1.1%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	25	27,850
Newmont Mining Corp., 6.25%, 10/01/39	10	10,011
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	15	16,258
Southern Copper Corp., 5.25%, 11/08/42	25	22,983
Vale Overseas Ltd.:
6.88%, 11/21/36	15	15,143
6.88%, 11/10/39	40	39,960
		132,205
Multiline Retail — 0.4%
Target Corp., 4.00%, 7/01/42	40	40,459
Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels — 2.6%
Anadarko Petroleum Corp., 6.45%, 9/15/36	$20	$24,714
Canadian Natural Resources Ltd., 6.25%, 3/15/38	10	11,943
Cenovus Energy, Inc., 6.75%, 11/15/39	5	6,019
ConocoPhillips, 6.50%, 2/01/39	30	39,671
ConocoPhillips Holding Co., 6.95%, 4/15/29	30	40,366
Devon Financing Corp. LLC, 7.88%, 9/30/31	25	34,072
Encana Corp., 6.50%, 2/01/38	25	29,115
Hess Corp.:
7.30%, 8/15/31	5	6,237
5.60%, 2/15/41	25	27,777
ONEOK Partners LP, 6.85%, 10/15/37	5	5,513
Phillips 66, 5.88%, 5/01/42	20	23,639
Suncor Energy, Inc., 6.50%, 6/15/38	40	51,075
Valero Energy Corp., 6.63%, 6/15/37	5	6,125
		306,266
Pharmaceuticals — 1.7%
Abbott Laboratories, 5.30%, 5/27/40	10	12,261
AbbVie, Inc., 4.40%, 11/06/42	20	19,700
AstraZeneca PLC, 6.45%, 9/15/37	15	20,099
Bristol-Myers Squibb Co., 3.25%, 8/01/42	10	8,960
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	35	46,036
Merck & Co., Inc., 4.15%, 5/18/43	15	15,582
Pfizer, Inc.:
7.20%, 3/15/39	40	57,117
4.40%, 5/15/44	5	5,274
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	10	12,223
		197,252
Road & Rail — 0.3%
CSX Corp., 6.22%, 4/30/40	5	6,497
Norfolk Southern Corp., 4.84%, 10/01/41	30	33,386
		39,883
Semiconductors & Semiconductor Equipment — 0.4%
Applied Materials, Inc., 5.85%, 6/15/41	5	5,952
Intel Corp., 4.80%, 10/01/41	35	38,032
		43,984
Software — 0.3%
Oracle Corp., 5.38%, 7/15/40	30	35,235
Specialty Retail — 0.3%
The Home Depot, Inc., 5.88%, 12/16/36	20	25,747
Lowe’s Cos., Inc., 6.65%, 9/15/37	10	13,726
		39,473
Technology Hardware, Storage & Peripherals — 0.1%
Hewlett-Packard Co., 6.00%, 9/15/41	10	11,017
Tobacco — 0.7%
Altria Group, Inc., 5.38%, 1/31/44	25	28,067
Philip Morris International, Inc.:
4.88%, 11/15/43	35	38,964
4.25%, 11/10/44	10	10,091
		77,122
Wireless Telecommunication Services — 0.8%
America Movil SAB de CV, 6.38%, 3/01/35	40	49,230
Vodafone Group PLC, 6.15%, 2/27/37	35	42,141
		91,371
Total Corporate Bonds — 35.8%		4,233,986

See Notes to Financial Statements.

26	BLACKROCK CORI FUNDS	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock CoRI 2021 Fund (Percentages shown are based on Net Assets)
U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds:
6.75%, 8/15/26	$40	$58,644
6.38%, 8/15/27	20	29,006
5.50%, 8/15/28	30	41,130
5.25%, 2/15/29	30	40,406
6.13%, 8/15/29	45	65,788
5.38%, 2/15/31	50	69,734
4.75%, 2/15/37	20	27,341
4.38%, 2/15/38	115	149,554
4.50%, 5/15/38	110	145,372
3.50%, 2/15/39	55	62,915
4.25%, 5/15/39	190	242,948
4.50%, 8/15/39	50	66,270
4.38%, 11/15/39	110	143,412
4.63%, 2/15/40	70	94,571
4.38%, 5/15/41	215	283,128
2.75%, 11/15/42	230	229,964
2.88%, 5/15/43	280	286,891
3.63%, 8/15/43	100	117,695
3.75%, 11/15/43	165	198,567
3.63%, 2/15/44	105	123,679
Corporate Bonds	Par (000)	Value
U.S. Treasury Bonds (concluded):
3.38%, 5/15/44	$115	$129,645
3.13%, 8/15/44	110	118,465
3.00%, 11/15/44	50	52,613
2.50%, 2/15/45	240	228,000
U.S. Treasury Principal STRIPS, 0.00%, 5/15/39 (b)	8,735	4,374,077
Total U.S. Treasury Obligations — 62.3%		7,379,815
Total Long-Term Investments (Cost — $10,409,813) — 98.1%		11,613,801

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (c)(d)	182,081	182,081
Total Short-Term Securities (Cost — $182,081) — 1.5%		182,081
Total Investments (Cost — $10,591,894) — 99.6%		11,795,882
Other Assets Less Liabilities — 0.4%		43,278
Net Assets — 100.0%		$11,839,160

Notes to Schedule of Investments

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)
During the six months ended April 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2014	Net Activity	Shares Held at April 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	98,557	83,524	182,081	$59
(d)	Represents the current yield as of report date.
•
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of April 30, 2015, financial futures contracts outstanding were as follows:
Contracts Long	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
1	U.S. Treasury Long Bond	Chicago Board of Trade	June 2015	$159,594	$(2,799)
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2015	27

Schedule of Investments (concluded)	BlackRock CoRI 2021 Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

As of April 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$11,613,801	—	$11,613,801
Short-Term Securities	$182,081	—	—	182,081
Total	$182,081	$11,613,801	—	$11,795,882

[1]	See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(2,799)	—	—	$(2,799)
[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of April 30, 2015, cash pledged for financial futures contracts of $8,000 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended April 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

28	BLACKROCK CORI FUNDS	APRIL 30, 2015

Schedule of Investments April 30, 2015	BlackRock CoRI 2023 Fund (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Aerospace & Defense — 1.1%
Lockheed Martin Corp.:
4.07%, 12/15/42	$25	$25,371
3.80%, 3/01/45	25	24,045
Northrop Grumman Corp., 4.75%, 6/01/43	15	16,130
United Technologies Corp., 4.50%, 6/01/42	90	95,841
		161,387
Air Freight & Logistics — 0.4%
FedEx Corp.:
4.90%, 1/15/34	20	21,852
4.10%, 2/01/45	15	14,351
United Parcel Service, Inc., 6.20%, 1/15/38	15	19,970
		56,173
Automobiles — 0.2%
Daimler Finance North America LLC, 8.50%, 1/18/31	15	23,230
Banks — 1.7%
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,805
HSBC Holdings PLC, 6.50%, 9/15/37	100	125,695
Wells Fargo & Co.:
5.38%, 11/02/43	40	45,305
5.61%, 1/15/44	25	29,090
4.65%, 11/04/44	40	40,838
		255,733
Beverages — 0.9%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	50	54,355
Diageo Investment Corp., 4.25%, 5/11/42	25	25,960
Molson Coors Brewing Co., 5.00%, 5/01/42	10	10,408
PepsiCo, Inc., 4.00%, 3/05/42	50	50,987
		141,710
Biotechnology — 0.3%
Amgen, Inc., 6.40%, 2/01/39	35	44,095
Capital Markets — 1.7%
Credit Suisse USA, Inc., 7.13%, 7/15/32	15	20,602
The Goldman Sachs Group, Inc.:
6.13%, 2/15/33	60	74,873
6.75%, 10/01/37	60	75,367
6.25%, 2/01/41	10	12,623
Morgan Stanley:
4.35%, 9/08/26	10	10,187
6.38%, 7/24/42	30	38,771
4.30%, 1/27/45	25	24,583
		257,006
Chemicals — 0.7%
CF Industries, Inc.:
5.15%, 3/15/34	5	5,344
5.38%, 3/15/44	35	38,178
The Dow Chemical Co., 7.38%, 11/01/29	10	13,451
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	10	10,048
Ecolab, Inc., 5.50%, 12/08/41	10	11,871
LYB International Finance BV, 4.88%, 3/15/44	5	5,284
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	15	18,466
		102,642
Communications Equipment — 0.3%
Cisco Systems, Inc., 5.90%, 2/15/39	40	49,258
Consumer Finance — 0.1%
American Express Co., 4.05%, 12/03/42	10	9,644
Corporate Bonds	Par (000)	Value
Diversified Financial Services — 4.7%
Bank of America Corp.:
4.25%, 10/22/26	$40	$40,087
5.00%, 1/21/44	75	82,804
4.88%, 4/01/44	25	27,230
Citigroup, Inc.:
4.30%, 11/20/26	45	45,548
8.13%, 7/15/39	40	60,995
6.68%, 9/13/43	20	25,662
5.30%, 5/06/44	30	32,480
General Electric Capital Corp.:
6.75%, 3/15/32	45	61,888
5.88%, 1/14/38	100	129,900
6.88%, 1/10/39	40	57,960
JPMorgan Chase & Co.:
4.13%, 12/15/26	20	20,358
6.40%, 5/15/38	35	45,458
5.60%, 7/15/41	10	11,976
5.63%, 8/16/43	20	23,327
4.85%, 2/01/44	25	27,737
		693,410
Diversified Telecommunication Services — 4.9%
AT&T, Inc.:
6.30%, 1/15/38	55	64,378
5.35%, 9/01/40	70	73,588
5.55%, 8/15/41	20	21,750
Orange SA, 5.38%, 1/13/42	10	11,384
Telefonica Emisiones SAU, 7.05%, 6/20/36	20	26,461
Verizon Communications, Inc.:
6.40%, 9/15/33	105	127,801
4.27%, 1/15/36 (a)	25	24,040
6.55%, 9/15/43	150	187,682
4.86%, 8/21/46	100	100,819
5.01%, 8/21/54	30	29,623
4.67%, 3/15/55 (a)	60	56,162
		723,688
Electric Utilities — 2.8%
Berkshire Hathaway Energy Co.:
6.13%, 4/01/36	50	63,951
6.50%, 9/15/37	10	13,156
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	15	18,257
Duke Energy Florida, Inc., 6.40%, 6/15/38	55	76,119
Exelon Generation Co. LLC, 6.25%, 10/01/39	20	23,784
Georgia Power Co., 4.30%, 3/15/42	65	68,958
Pacific Gas & Electric Co., 6.05%, 3/01/34	70	89,706
Southern California Edison Co., Series A, 5.95%, 2/01/38	20	26,159
Virginia Electric & Power Co., 8.88%, 11/15/38	20	32,657
		412,747
Energy Equipment & Services — 1.3%
Baker Hughes, Inc., 5.13%, 9/15/40	20	22,530
Enterprise Products Operating LLC:
6.13%, 10/15/39	25	29,773
5.70%, 2/15/42	25	29,034
Halliburton Co., 7.45%, 9/15/39	25	35,043
TransCanada PipeLines Ltd.:
6.20%, 10/15/37	15	18,480
7.63%, 1/15/39	25	35,332
Williams Partners LP, 6.30%, 4/15/40	15	16,486
		186,678

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2015	29

Schedule of Investments (continued)	BlackRock CoRI 2023 Fund (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Food & Staples Retailing — 0.2%
CVS Health Corp., 6.13%, 9/15/39	$20	$25,869
Food Products — 0.7%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	20	22,100
The JM Smucker Co., 4.38%, 3/15/45 (a)	25	24,893
Kellogg Co., Series B, 7.45%, 4/01/31	10	13,399
Kraft Foods Group, Inc.:
6.88%, 1/26/39	10	13,020
5.00%, 6/04/42	30	32,061
		105,473
Health Care Equipment & Supplies — 0.3%
Covidien International Finance SA, 6.55%, 10/15/37	10	13,625
Express Scripts Holding Co., 6.13%, 11/15/41	20	24,786
Medtronic, Inc., 4.63%, 3/15/44	10	10,786
		49,197
Health Care Providers & Services — 0.7%
Aetna, Inc., 6.63%, 6/15/36	10	13,287
UnitedHealth Group, Inc., 6.88%, 2/15/38	30	41,908
WellPoint, Inc.:
4.65%, 1/15/43	25	26,155
5.10%, 1/15/44	20	22,335
		103,685
Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp., 6.30%, 10/15/37	20	25,265
Household Products — 0.2%
Kimberly-Clark Corp., 6.63%, 8/01/37	25	34,464
Insurance — 1.5%
The Allstate Corp., 4.50%, 6/15/43	20	22,254
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,959
AXA SA, 8.60%, 12/15/30	15	20,992
The Chubb Corp., Series 1, 6.50%, 5/15/38	15	20,719
MetLife, Inc.:
4.88%, 11/13/43	45	51,074
4.05%, 3/01/45	25	24,761
Principal Financial Group, Inc., 6.05%, 10/15/36	15	18,304
Prudential Financial, Inc., 6.63%, 12/01/37	30	39,025
The Travelers Cos., Inc., 4.60%, 8/01/43	20	22,565
		230,653
Machinery — 0.4%
Caterpillar, Inc., 3.80%, 8/15/42	25	24,223
Ingersoll-Rand Global Holding Co. Ltd., 5.75%, 6/15/43	25	29,329
		53,552
Media — 4.5%
21st Century Fox America, Inc.:
6.40%, 12/15/35	70	89,725
6.15%, 2/15/41	15	18,618
CBS Corp., 4.60%, 1/15/45	5	4,826
Comcast Corp.:
4.25%, 1/15/33	35	36,323
6.45%, 3/15/37	50	65,851
4.65%, 7/15/42	35	37,592
4.75%, 3/01/44	25	27,392
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
6.38%, 3/01/41	20	23,570
5.15%, 3/15/42	20	20,259
Discovery Communications LLC:
6.35%, 6/01/40	10	11,932
4.88%, 4/01/43	15	15,101
Corporate Bonds	Par (000)	Value
Media (concluded)
NBCUniversal Media LLC, 5.95%, 4/01/41	$40	$50,207
Thomson Reuters Corp., 5.85%, 4/15/40	10	11,825
Time Warner Cable, Inc.:
6.55%, 5/01/37	30	31,065
7.30%, 7/01/38	15	16,616
6.75%, 6/15/39	10	10,520
Time Warner, Inc.:
7.63%, 4/15/31	45	61,561
6.10%, 7/15/40	25	30,470
5.35%, 12/15/43	50	55,924
Viacom, Inc., 4.38%, 3/15/43	30	26,698
The Walt Disney Co., 4.13%, 6/01/44	15	15,879
		661,954
Metals & Mining — 1.2%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	30	33,420
Newmont Mining Corp., 6.25%, 10/01/39	15	15,016
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	40	43,355
Southern Copper Corp., 5.25%, 11/08/42	25	22,983
Vale Overseas Ltd.:
6.88%, 11/21/36	15	15,143
6.88%, 11/10/39	45	44,955
		174,872
Multiline Retail — 0.3%
Target Corp., 4.00%, 7/01/42	45	45,516
Oil, Gas & Consumable Fuels — 3.0%
Anadarko Petroleum Corp., 6.45%, 9/15/36	25	30,892
Canadian Natural Resources Ltd., 6.25%, 3/15/38	20	23,886
Cenovus Energy, Inc., 6.75%, 11/15/39	10	12,039
ConocoPhillips, 6.50%, 2/01/39	60	79,342
ConocoPhillips Holding Co., 6.95%, 4/15/29	55	74,005
Devon Financing Corp. LLC, 7.88%, 9/30/31	25	34,072
Encana Corp., 6.50%, 2/01/38	25	29,115
Hess Corp.:
7.30%, 8/15/31	10	12,475
5.60%, 2/15/41	30	33,332
ONEOK Partners LP, 6.85%, 10/15/37	10	11,026
Phillips 66, 5.88%, 5/01/42	15	17,729
Suncor Energy, Inc., 6.50%, 6/15/38	45	57,459
Valero Energy Corp., 6.63%, 6/15/37	25	30,624
		445,996
Pharmaceuticals — 2.3%
Abbott Laboratories, 5.30%, 5/27/40	10	12,261
AbbVie, Inc., 4.40%, 11/06/42	20	19,700
AstraZeneca PLC:
6.45%, 9/15/37	25	33,498
4.00%, 9/18/42	25	25,162
Bristol-Myers Squibb Co., 3.25%, 8/01/42	10	8,960
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	35	46,036
Merck & Co., Inc.:
2.80%, 5/18/23	50	50,736
4.15%, 5/18/43	25	25,969
Pfizer, Inc.:
7.20%, 3/15/39	45	64,257
4.40%, 5/15/44	40	42,196
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	10	12,223
		340,998

See Notes to Financial Statements.

30	BLACKROCK CORI FUNDS	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock CoRI 2023 Fund (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Road & Rail — 0.3%
CSX Corp., 6.22%, 4/30/40	$10	$12,995
Norfolk Southern Corp., 4.84%, 10/01/41	35	38,950
		51,945
Semiconductors & Semiconductor Equipment — 0.3%
Applied Materials, Inc., 5.85%, 6/15/41	5	5,952
Intel Corp., 4.80%, 10/01/41	35	38,032
		43,984
Software — 0.3%
Oracle Corp., 5.38%, 7/15/40	45	52,852
Specialty Retail — 0.5%
The Home Depot, Inc., 5.88%, 12/16/36	50	64,367
Lowe’s Cos., Inc., 6.65%, 9/15/37	10	13,726
		78,093
Technology Hardware, Storage & Peripherals — 0.1%
Hewlett-Packard Co., 6.00%, 9/15/41	10	11,017
Tobacco — 0.8%
Altria Group, Inc., 5.38%, 1/31/44	25	28,067
Philip Morris International, Inc.:
6.38%, 5/16/38	25	32,707
4.88%, 11/15/43	40	44,530
4.25%, 11/10/44	20	20,183
		125,487
Wireless Telecommunication Services — 0.7%
America Movil SAB de CV, 6.38%, 3/01/35	45	55,384
Vodafone Group PLC, 6.15%, 2/27/37	40	48,161
		103,545
Total Corporate Bonds — 39.6%		5,881,818
U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds:
6.13%, 8/15/29	$50	$73,098
6.25%, 5/15/30	40	59,769
4.50%, 2/15/36	55	72,836
4.75%, 2/15/37	50	68,352
4.38%, 2/15/38	130	169,061
4.50%, 5/15/38	150	198,234
3.50%, 2/15/39	155	177,305
4.25%, 5/15/39	150	191,801
4.38%, 11/15/39	100	130,375
4.63%, 2/15/40	120	162,122
4.75%, 2/15/41	10	13,861
4.38%, 5/15/41	30	39,506
2.75%, 11/15/42	50	49,992
2.88%, 5/15/43	250	256,152
3.63%, 8/15/43	50	58,848
3.75%, 11/15/43	100	120,344
3.63%, 2/15/44	50	58,895
3.38%, 5/15/44	100	112,734
3.13%, 8/15/44	55	59,232
3.00%, 11/15/44	80	84,181
2.50%, 2/15/45	280	266,000
U.S. Treasury Principal STRIPS, 0.00%, 2/15/43 (b)	14,205	6,323,995
Total U.S. Treasury Obligations — 58.9%		8,746,693
Total Long-Term Investments (Cost — $13,163,618) — 98.5%		14,628,511

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (c)(d)	180,024	180,024
Total Short-Term Securities (Cost — $180,024) — 1.2%		180,024
Total Investments (Cost — $13,343,642) — 99.7%		$14,808,535
Other Assets Less Liabilities — 0.3%		44,691
Net Assets — 100.0%		$14,853,226

Notes to Schedule of Investments

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)
During the six months ended April 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2014	Net Activity	Shares Held at April 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	127,896	52,128	180,024	$68
(d)	Represents the current yield as of report date.
•
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2015	31

Schedule of Investments (concluded)	BlackRock CoRI 2023 Fund
•	As of April 30, 2015, financial futures contracts outstanding were as follows:
Contracts Long	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
1	U.S. Treasury Long Bond	Chicago Board of Trade	June 2015	$159,594	$(2,799)
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

As of April 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$14,628,511	—	$14,628,511
Short-Term Securities	$180,024	—	—	180,024
Total	$180,024	$14,628,511	—	$14,808,535

[1]	See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(2,799)	—	—	$(2,799)
[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of April 30, 2015, cash pledged for financial futures contracts of $8,000 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended April 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

32	BLACKROCK CORI FUNDS	APRIL 30, 2015

Statements of Assets and Liabilities

April 30, 2015 (Unaudited)	BlackRock CoRI 2015 Fund	BlackRock CoRI 2017 Fund	BlackRock CoRI 2019 Fund	BlackRock CoRI 2021 Fund	BlackRock CoRI 2023 Fund
Assets
Investments at value — unaffiliated[1]	$10,962,809	$11,236,523	$11,679,070	$11,613,801	$14,628,511
Investments at value — affiliated[2]	189,237	151,372	154,781	182,081	180,024
Cash pledged for financial futures contracts	4,000	4,000	4,000	8,000	8,000
Investments sold receivable	149,028	70,455	89,654	229,136	158,466
Interest receivable	68,597	91,552	93,196	84,863	96,710
Investment advisor receivable	16,893	16,557	16,201	15,797	14,687
Capital shares sold receivable	—	—	1,000	118	30,312
Prepaid expenses	16,794	16,795	16,797	16,796	16,997
Total assets	11,407,358	11,587,254	12,054,699	12,150,592	15,133,707

Liabilities
Investments purchased payable	213,575	82,927	198,502	290,244	259,146
Professional fees payable	12,786	13,248	12,829	12,790	11,964
Officer’s and Trustees’ fees payable	680	677	670	673	662
Variation margin payable on financial futures contracts	281	281	281	281	281
Capital shares redeemed payable	—	1,250	—	—	600
Service fees payable	24	49	69	60	645
Other accrued expenses payable	8,754	8,513	7,747	7,384	7,183
Total liabilities	236,100	106,945	220,098	311,432	280,481
Net Assets	$11,171,258	$11,480,309	$11,834,601	$11,839,160	$14,853,226

Net Assets Consist of
Paid-in capital	$10,077,179	$10,185,877	$10,377,955	$10,275,691	$13,052,084
Undistributed net investment income	84,718	91,751	98,765	103,888	123,341
Accumulated net realized gain	125,449	171,087	213,651	258,392	215,707
Net unrealized appreciation (depreciation)	883,912	1,031,594	1,144,230	1,201,189	1,462,094
Net Assets	$11,171,258	$11,480,309	$11,834,601	$11,839,160	$14,853,226
[1] Investments at cost — unaffiliated	$10,076,098	$10,202,130	$10,532,041	$10,409,813	$13,163,618
[2] Investments at cost — affiliated	$189,237	$151,372	$154,781	$182,081	$180,024

Net Asset Value
Institutional:
Net assets	$11,061,082	$11,260,289	$11,506,918	$11,538,261	$11,823,006
Shares outstanding[3]	998,000	998,000	1,009,492	998,214	999,312
Net asset value	$11.08	$11.28	$11.40	$11.56	$11.83
Investor A:
Net assets	$110,176	$220,020	$327,683	$300,899	$3,030,220
Shares outstanding[3]	9,957	19,544	28,739	26,082	256,716
Net asset value	$11.07	$11.26	$11.40	$11.54	$11.80
[3]	Unlimited number of shares authorized, no par value.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2015	33

Statements of Operations

Six Months Ended April 30, 2015 (Unaudited)	BlackRock CoRI 2015 Fund	BlackRock CoRI 2017 Fund	BlackRock CoRI 2019 Fund	BlackRock CoRI 2021 Fund	BlackRock CoRI 2023 Fund
Investment Income
Interest	$175,348	$186,715	$199,158	$204,402	$229,927
Income — affiliated	57	51	51	59	68
Total income	175,405	186,766	199,209	204,461	229,995

Expenses
Investment advisory	16,757	17,313	17,899	17,904	20,099
Administration	2,793	2,886	2,983	2,984	3,350
Service — Investor A	109	240	324	240	1,695
Transfer agent — Institutional	64	68	138	103	104
Transfer agent — Investor A	35	38	61	44	56
Organization and offering	36,781	36,677	36,677	36,677	36,677
Professional	28,103	28,103	28,190	28,190	28,190
Pricing	12,737	12,200	10,313	9,868	9,775
Registration	11,525	11,525	11,525	11,525	11,525
Printing	3,347	3,347	3,347	3,347	3,347
Accounting services	3,334	3,426	3,515	3,428	3,428
Officer and Trustees	2,332	2,332	2,332	2,332	2,332
Custodian	1,435	1,433	1,959	1,693	1,955
Miscellaneous	360	361	361	361	361
Total expenses	119,712	119,949	119,624	118,696	122,894
Less fees waived by the Manager	(16,757)	(17,313)	(17,899)	(17,904)	(20,099)
Less other expenses reimbursed by the Manager	(85,664)	(84,649)	(82,977)	(82,175)	(80,515)
Less fees reimbursed by administrator	(2,793)	(2,886)	(2,983)	(2,984)	(3,350)
Less transfer agent fees waived and/or reimbursed — Institutional	(64)	(68)	(138)	(103)	(104)
Less transfer agent fees waived and/or reimbursed — Investor A	(35)	(38)	(61)	(44)	(56)
Total expenses after fees waived and/or reimbursed	14,399	14,995	15,566	15,486	18,770
Net investment income	161,006	171,771	183,643	188,975	211,225

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	118,501	163,909	207,529	251,266	210,007
Financial futures contracts	9,352	9,352	9,352	9,352	9,352
	127,853	173,261	216,881	260,618	219,359
Net change in unrealized appreciation (depreciation) on:
Investments	204,811	214,462	220,273	175,192	279,320
Financial futures contracts	(4,956)	(4,956)	(4,956)	(4,956)	(4,956)
	199,855	209,506	215,317	170,236	274,364
Net realized and unrealized gain	327,708	382,767	432,198	430,854	493,723
Net Increase in Net Assets Resulting from Operations	$488,714	$554,538	$615,841	$619,829	$704,948

See Notes to Financial Statements.

34	BLACKROCK CORI FUNDS	APRIL 30, 2015

Statements of Changes in Net Assets

	BlackRock CoRI 2015 Fund		BlackRock CoRI 2017 Fund
Increase in Net Assets:	Six Months Ended April 30, 2015 (Unaudited)	Period January 31, 2014[1] to October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Period January 31, 2014[1] to October 31, 2014
Operations
Net investment income	$161,006	$239,331	$171,771	$255,138
Net realized gain	127,853	38,579	173,261	55,585
Net change in unrealized appreciation (depreciation)	199,855	684,057	209,506	822,088
Net increase in net assets resulting from operations	488,714	961,967	554,538	1,132,811

Distributions to Shareholders From[2]
Net investment income:
Institutional	(323,644)	—	(340,114)	—
Investor A	(1,914)	—	(5,064)	—
Net realized gain:
Institutional	(40,729)	—	(56,890)	—
Investor A	(254)	—	(869)	—
Decrease in net assets resulting from distributions to shareholders	(366,541)	—	(402,937)	—

Capital Share Transactions
Net increase in net assets derived from capital share transactions	39,292	10,027,826	113,633	10,062,264

Net Assets
Total increase in net assets	161,465	10,989,793	265,234	11,195,075
Beginning of period	11,009,793	20,000	11,215,075	20,000
End of period	$11,171,258	$11,009,793	$11,480,309	$11,215,075
Undistributed net investment income, end of period	$84,718	$249,270	$91,751	$265,158
[1]	Commencement of operations.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2015	35

Statements of Changes in Net Assets (continued)

	BlackRock CoRI 2019 Fund		BlackRock CoRI 2021 Fund
Increase in Net Assets:	Six Months Ended April 30, 2015 (Unaudited)	Period January 31, 2014[1] to October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Period January 31, 2014[1] to October 31, 2014
Operations
Net investment income	$183,643	$277,641	$188,975	$277,788
Net realized gain	216,881	142,831	260,618	106,295
Net change in unrealized appreciation (depreciation)	215,317	928,913	170,236	1,030,953
Net increase in net assets resulting from operations	615,841	1,349,385	619,829	1,415,036

Distributions to Shareholders From[2]
Net investment income:
Institutional	(366,679)	—	(368,625)	—
Investor A	(6,462)	—	(4,427)	—
Net realized gain:
Institutional	(143,279)	—	(107,191)	—
Investor A	(2,782)	—	(1,330)	—
Decrease in net assets resulting from distributions to shareholders	(519,202)	—	(481,573)	—

Capital Share Transactions
Net increase in net assets derived from capital share transactions	61,703	10,306,874	198,324	10,067,544

Net Assets
Total increase in net assets	158,342	11,656,259	336,580	11,482,580
Beginning of period	11,676,259	20,000	11,502,580	20,000
End of period	$11,834,601	$11,676,259	$11,839,160	$11,502,580
Undistributed net investment income, end of period	$98,765	$288,263	$103,888	$287,965
[1]	Commencement of operations.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

36	BLACKROCK CORI FUNDS	APRIL 30, 2015

Statements of Changes in Net Assets (concluded)

	BlackRock CoRI 2023 Fund
Increase in Net Assets:	Six Months Ended April 30, 2015 (Unaudited)	Period January 31, 2014[1] to October 31, 2014
Operations
Net investment income	$211,225	$288,590
Net realized gain	219,359	96,618
Net change in unrealized appreciation (depreciation)	274,364	1,187,730
Net increase in net assets resulting from operations	704,948	1,572,938

Distributions to Shareholders From[2]
Net investment income:
Institutional	(376,328)	—
Investor A	(10,456)	—
Net realized gain:
Institutional	(97,482)	—
Investor A	(2,788)	—
Decrease in net assets resulting from distributions to shareholders	(487,054)	—

Capital Share Transactions
Net increase in net assets derived from capital share transactions	2,785,917	10,256,477

Net Assets
Total increase in net assets	3,003,811	11,829,415
Beginning of period	11,849,415	20,000
End of period	$14,853,226	$11,849,415
Undistributed net investment income, end of period	$123,341	$298,900
[1]	Commencement of operations.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2015	37

Financial Highlights	BlackRock CoRI 2015 Fund

	Institutional				Investor A
	Six Months Ended April 30, 2015 (Unaudited)		Period January 31, 2014[1] to October 31, 2014		Six Months Ended April 30, 2015 (Unaudited)		Period January 31, 2014[1] to October 31, 2014
Per Share Operating Performance
Net asset value, beginning of period	$10.96		$10.00		$10.94		$10.00
Net investment income[2]	0.16		0.24		0.15		0.22
Net realized and unrealized gain	0.32		0.72		0.33		0.72
Net increase from investment operations	0.48		0.96		0.48		0.94

Distributions from:[3]
Net investment income	(0.32)		—		(0.31)		—
Net realized gain	(0.04)		—		(0.04)		—
Total distributions	(0.36)		—		(0.35)		—
Net asset value, end of period	$11.08		$10.96		$11.07		$10.94

Total Return[4]
Based on net asset value	4.45%	[5]	9.60%	[5]	4.41%	[5]	9.40%	[5]

Ratios to Average Net Assets
Total expenses	1.81%	[6,7]	2.64%	[6,7]	2.16%	[6,8]	3.12%	[6,8]
Total expenses after fees waived and/or reimbursed	0.26%	[6]	0.25%	[6]	0.51%	[6]	0.50%	[6]
Net investment income	2.88%	[6]	3.08%	[6]	2.63%	[6]	2.80%	[6]

Supplemental Data
Net assets, end of period (000)	$11,061		$10,939		$110		$71
Portfolio turnover rate	16%		10%		16%		10%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.
[7]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.14% and 4.27%, respectively.
[8]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.45% and 4.31%, respectively.

See Notes to Financial Statements.

38	BLACKROCK CORI FUNDS	APRIL 30, 2015

Financial Highlights	BlackRock CoRI 2017 Fund

	Institutional				Investor A
	Six Months Ended April 30, 2015 (Unaudited)		Period January 31, 2014[1] to October 31, 2014		Six Months Ended April 30, 2015 (Unaudited)		Period January 31, 2014[1] to October 31, 2014
Per Share Operating Performance
Net asset value, beginning of period	$11.13		$10.00		$11.11		$10.00
Net investment income[2]	0.17		0.25		0.15		0.23
Net realized and unrealized gain	0.38		0.88		0.39		0.88
Net increase from investment operations	0.55		1.13		0.54		1.11

Distributions from:[3]
Net investment income	(0.34)		—		(0.33)		—
Net realized gain	(0.06)		—		(0.06)		—
Total distributions	(0.40)		—		(0.39)		—
Net asset value, end of period	$11.28		$11.13		$11.26		$11.11

Total Return[4]
Based on net asset value	4.93%	[5]	11.30%	[5]	4.86%	[5]	11.10%	[5]

Ratios to Average Net Assets
Total expenses	1.75%	[6,7]	2.62%	[6,7]	2.05%	[6,8]	3.09%	[6,8]
Total expenses after fees waived and/or reimbursed	0.26%	[6]	0.25%	[6]	0.51%	[6]	0.50%	[6]
Net investment income	2.98%	[6]	3.26%	[6]	2.72%	[6]	2.96%	[6]

Supplemental Data
Net assets, end of period (000)	$11,260		$11,120		$220		$95
Portfolio turnover rate	12%		10%		12%		10%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.
[7]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.07% and 4.27%, respectively.
[8]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.33% and 4.70%, respectively.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2015	39

Financial Highlights	BlackRock CoRI 2019 Fund

	Institutional				Investor A
	Six Months Ended April 30, 2015 (Unaudited)		Period January 31, 2014[1] to October 31, 2014		Six Months Ended April 30, 2015 (Unaudited)		Period January 31, 2014[1] to October 31, 2014
Per Share Operating Performance
Net asset value, beginning of period	$11.30		$10.00		$11.29		$10.00
Net investment income[2]	0.18		0.27		0.16		0.25
Net realized and unrealized gain	0.42		1.03		0.42		1.04
Net increase from investment operations	0.60		1.30		0.58		1.29

Distributions from:[3]
Net investment income	(0.36)		—		(0.33)		—
Net realized gain	(0.14)		—		(0.14)		—
Total distributions	(0.50)		—		(0.47)		—
Net asset value, end of period	$11.40		$11.30		$11.40		$11.29

Total Return[4]
Based on net asset value	5.34%	[5]	13.00%	[5]	5.13%	[5]	12.90%	[5]

Ratios to Average Net Assets
Total expenses	1.69%	[6,7]	2.55%	[6,7]	2.00%	[6,8]	2.39%	[6,8]
Total expenses after fees waived and/or reimbursed	0.26%	[6]	0.25%	[6]	0.51%	[6]	0.50%	[6]
Net investment income	3.08%	[6]	3.43%	[6]	2.83%	[6]	3.02%	[6]

Supplemental Data
Net assets, end of period (000)	$11,507		$11,418		$328		$259
Portfolio turnover rate	17%		29%		17%		29%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.
[7]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.00% and 2.95%, respectively.
[8]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.27% and 2.66%, respectively.

See Notes to Financial Statements.

40	BLACKROCK CORI FUNDS	APRIL 30, 2015

Financial Highlights	BlackRock CoRI 2021 Fund

	Institutional				Investor A
	Six Months Ended April 30, 2015 (Unaudited)		Period January 31, 2014[1] to October 31, 2014		Six Months Ended April 30, 2015 (Unaudited)		Period January 31, 2014[1] to October 31, 2014
Per Share Operating Performance
Net asset value, beginning of period	$11.41		$10.00		$11.39		$10.00
Net investment income[2]	0.19		0.37		0.17		0.32
Net realized and unrealized gain	0.44		1.04		0.45		1.07
Net increase from investment operations	0.63		1.41		0.62		1.39

Distributions from:[3]
Net investment income	(0.37)		—		(0.36)		—
Net realized gain	(0.11)		—		(0.11)		—
Total distributions	(0.48)		—		(0.47)		—
Net asset value, end of period	$11.56		$11.41		$11.54		$11.39

Total Return[4]
Based on net asset value	5.49%	[5]	14.10%	[5]	5.39%	[5]	13.90%	[5]

Ratios to Average Net Assets
Total expenses	1.67%	[6,7]	2.58%	[6,7]	1.94%	[6,8]	2.83%	[6,8]
Total expenses after fees waived and/or reimbursed	0.26%	[6]	0.25%	[6]	0.51%	[6]	0.50%	[6]
Net investment income	3.17%	[6]	3.50%	[6]	2.91%	[6]	3.16%	[6]

Supplemental Data
Net assets, end of period (000)	$11,538		$11,390		$301		$113
Portfolio turnover rate	18%		19%		18%		19%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.
[7]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.99% and 3.00%, respectively.
[8]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.16% and 3.16%, respectively.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2015	41

Financial Highlights	BlackRock CoRI 2023 Fund

	Institutional				Investor A
	Six Months Ended April 30, 2015 (Unaudited)		Period January 31, 2014[1] to October 31, 2014		Six Months Ended April 30, 2015 (Unaudited)		Period January 31, 2014[1] to October 31, 2014

Per Share Operating Performance
Net asset value, beginning of period	$11.56		$10.00		$11.54		$10.00
Net investment income[2]	0.19		0.29		0.17		0.27
Net realized and unrealized gain	0.56		1.27		0.56		1.27
Net increase from investment operations	0.75		1.56		0.73		1.54

Distributions from:[3]
Net investment income	(0.38)		—		(0.37)		—
Net realized gain	(0.10)		—		(0.10)		—
Total distributions	(0.48)		—		(0.47)		—
Net asset value, end of period	$11.83		$11.56		$11.80		$11.54

Total Return[4]
Based on net asset value	6.44%	[5]	15.60%	[5]	6.26%	[5]	15.40%	[5]

Ratios to Average Net Assets
Total expenses	1.56%	[6,7]	2.56%	[6,7]	1.54%	[6,8]	2.60%	[6,8]
Total expenses after fees waived and/or reimbursed	0.26%	[6]	0.25%	[6]	0.50%	[6]	0.50%	[6]
Net investment income	3.18%	[6]	3.59%	[6]	2.90%	[6]	3.22%	[6]

Supplemental Data
Net assets, end of period (000)	$11,823		$11,540		$3,030		$309
Portfolio turnover rate	21%		20%		21%		20%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.
[7]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.86% and 2.97%, respectively.
[8]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.62% and 2.90%, respectively.

See Notes to Financial Statements.

42	BLACKROCK CORI FUNDS	APRIL 30, 2015

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock CoRI Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Trust Name	Herein Referred to As	Diversification Classification
BlackRock CoRI 2015 Fund	CoRI 2015 Fund	Diversified
BlackRock CoRI 2017 Fund	CoRI 2017 Fund	Diversified
BlackRock CoRI 2019 Fund	CoRI 2019 Fund	Diversified
BlackRock CoRI 2021 Fund	CoRI 2021 Fund	Diversified
BlackRock CoRI 2023 Fund	CoRI 2023 Fund	Diversified

Prior to commencement of operations on January 31, 2014, the Trust had no operations other than those relating to organizational matters and the sale of 1,000 Institutional Shares and 1,000 Investor A Shares on October 22, 2013 to BlackRock Holdco 2, Inc., an affiliate of the Trust for $20,000. Investment operations for the Trust commenced on January 31, 2014.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Investor A Shares	Yes	No1	None
[1]	Investor A Shares may be subject to a CDSC where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by the manager or its affiliates, are included in a complex of open-end funds referred to as the Equity — Bond Complex.

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds’ investments are valued at fair value as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

Bond investments are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day.

BLACKROCK CORI FUNDS	APRIL 30, 2015	43

Notes to Financial Statements (continued)

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Investments”). When determining the price for Fair Value Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Value Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., financial futures contracts), that would be “senior securities” for 1940 Act purposes, the Funds may segregate or designate on their books and records cash or liquid securities having a market value at least equal to the amount of the Funds’ future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared annually and paid annually. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Funds were expensed by the Funds and reimbursed by the Manager. Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Other: Expenses directly related to the Funds or their classes are charged to the Funds or the applicable class. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Stripped Mortgage-Backed Securities: The Funds may invest in stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. The Funds also may invest in stripped mortgage-backed securities that are privately issued.

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

4. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to economically manage their exposure to certain risks such as interest rate risk. These contracts may be transacted on an exchange.

Financial Futures Contracts: The Funds invest in long and/or short positions in financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

44	BLACKROCK CORI FUNDS	APRIL 30, 2015

Notes to Financial Statements (continued)

Upon entering into a financial futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Funds as unrealized appreciation (depreciation) and, if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest and the underlying assets.

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of April 30, 2015
	Derivative Liabilities
	Statements of Assets and Liabilities Location	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Interest rate contracts:
Financial futures contracts	Net unrealized depreciation[1]	$(2,799)	$(2,799)	$(2,799)	$(2,799)	$(2,799)
[1]	Includes cumulative depreciation on financial futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended April 30, 2015
	Net Realized Gain From			Net Change in Unrealized Appreciation (Depreciation) on
	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund
Interest rate contracts:
Financial futures contracts	$9,352	$9,352	$9,352	$(4,956)	$(4,956)	$(4,956)

	CoRI 2021 Fund	CoRI 2023 Fund		CoRI 2021 Fund	CoRI 2023 Fund
Interest rate contracts:
Financial future contracts	$9,352	$9,352		$(4,956)	$(4,956)

For the six months ended April 30, 2015, the average balances of outstanding derivative financial instruments were as follows:

	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Financial future contracts:
Average notional value of contracts-long	$155,438	$155,438	$155,438	$155,438	$155,438

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by such Fund.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a

BLACKROCK CORI FUNDS	APRIL 30, 2015	45

Notes to Financial Statements (continued)

clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
Not exceeding $1 Billion	0.30%
$1 Billion - $3 Billion	0.28%
$3 Billion - $5 Billion	0.27%
Greater than $5 Billion	0.26%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Fund’s investments in other affiliated investment companies, if any. These amounts are included in fees waived by the Manager in the Statements of Operations. For the six months ended April 30, 2015, the amounts waived were as follows:

	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Amounts waived	$53	$47	$47	$54	$ 66

The Manager agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Funds’ business. The expense limitation as a percentage of average daily net assets for each Fund is as follows:

	Contractual[1]	Voluntary[2]
Institutional	0.58%	0.25%
Investor A	0.83%	0.50%
[1]	The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to March 1, 2016 unless approved by the Board, including a majority of the Independent Trustees.
[2]	The voluntary waiver or reimbursement may be reduced or discontinued at any time.

These amounts waived and/or reimbursed are included in fees waived by the Manager, and shown as fees reimbursed by administrator, transfer agent fees waived and/or reimbursed — class specific in the Statements of Operations. For the six months ended April 30, 2015 the amounts included in fees waived by the Manager were as follows:

	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Amounts waived	$16,704	$17,266	$17,852	$17,850	$ 20,033

If during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve

46	BLACKROCK CORI FUNDS	APRIL 30, 2015

Notes to Financial Statements (continued)

as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

On April 30, 2015, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Fund	$84,339	$83,377	$81,792	$80,996	$79,472
Institutional	$62	$67	$136	$102	$103
Investor A	$34	$36	$60	$43	$53

The Manager has entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service fees with respect to its Investor A Shares. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets attributable to each Fund’s Investor A Shares.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A shareholders.

For the six months ended April 30, 2015, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares as follows:

	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Investor A	—	$50	$67	$70	$ 71

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

The Manager acts as administrator for the Funds. For these services, each Fund pays the administrator a fee computed daily and payable monthly based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Administration Fee
First $500 Million	0.05%
$500 Million - $1 Billion	0.04%
Greater than $1 Billion	0.03%

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended April 30, 2015, each Fund reimbursed the Manager the following amounts for costs incurred in running a call center, which are included in transfer agent — class specific in the Statements of Operations:

	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Institutional	$12	$9	$11	$9	$9
Investor A	$18	$14	$15	$18	$18
BLACKROCK CORI FUNDS	APRIL 30, 2015	47

Notes to Financial Statements (continued)

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

6. Purchases and Sales:

For the six months ended April 30, 2015, purchases and sales of investments, excluding short-term securities, were as follows:

Purchases	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Non-U.S. Government Securities	$597,910	$729,282	$682,734	$811,495	$ 2,110,563
U.S. Government Securities	1,123,801	659,529	1,270,250	1,338,930	3,134,158
Total Purchases	$1,721,711	$1,388,811	$1,952,984	$2,150,425	$ 5,244,721

Sales	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Non-U.S. Government Securities	$100,996	$149,150	$256,325	$276,733	$ 408,225
U.S. Government Securities	1,858,946	1,424,387	1,911,603	2,074,116	2,432,453
Total Sales	$1,959,942	$1,573,537	$2,167,928	$2,350,849	$ 2,840,678

7. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for the period ended October 31, 2014. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2015, inclusive of open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of April 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Tax cost	$10,265,581	$10,353,519	$10,687,894	$10,591,961	$13,345,136

Gross unrealized appreciation	$905,012	$1,057,462	$1,174,922	$1,237,946	$ 1,536,394
Gross unrealized depreciation	(18,547)	(23,086)	(28,965)	(34,025)	(72,995)
Net unrealized appreciation	$886,465	$1,034,376	$1,145,957	$1,203,921	$ 1,463,399

8. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders, under which the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2016 unless extended or renewed. Prior to November 25, 2014, the aggregate commitment amount was $1.1 billion, of which the Participating Funds, including the Funds, could borrow up to $650 million at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. Participating Funds paid administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statements of Operations, and along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended April 30, 2015, the Funds did not borrow under the credit agreement.

48	BLACKROCK CORI FUNDS	APRIL 30, 2015

Notes to Financial Statements (continued)

9. Principal Risks:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

10. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended April 30, 2015		Period Ended January 31, 2014[1] to October 31, 2014
CoRI 2015 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	—	—	997,000	$9,970,000
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	—	—	997,000	$9,970,000

Investor A
Shares sold	3,967	$44,649	5,467	$57,826
Shares issued to shareholders in reinvestment of distributions	134	1,470	—	—
Shares redeemed	(611)	(6,827)	—	—
Net increase	3,490	$39,292	5,467	$57,826
Total Net Increase	3,490	$39,292	1,002,467	$10,027,826

	Six Months Ended April 30, 2015		Period Ended January 31, 2014[1] to October 31, 2014
CoRI 2017 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	—	—	997,938	$9,980,000
Shares issued to shareholders in reinvestment of distributions	33	$373	—	—
Shares redeemed	(971)	(10,917)	—	—
Net increase (decrease)	(938)	$(10,544)	997,938	$9,980,000

Investor A
Shares sold	12,043	$135,959	8,498	$92,302
Shares issued to shareholders in reinvestment of distributions	459	5,155	—	—
Shares redeemed	(1,516)	(16,937)	(940)	(10,038)
Net increase	10,986	$124,177	7,558	$82,264
Total Net Increase	10,048	$113,633	1,005,496	$10,062,264
BLACKROCK CORI FUNDS	APRIL 30, 2015	49

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2015		Period Ended January 31, 2014[1] to October 31, 2014
CoRI 2019 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	458	$5,371	1,009,173	$10,102,447
Shares issued to shareholders in reinvestment of distributions	538	6,145	—	—
Shares redeemed	(1,677)	(19,903)	—	—
Net increase (decrease)	(681)	$(8,387)	1,009,173	$10,102,447

Investor A
Shares sold	13,377	$156,363	92,432	$1,008,341
Shares issued to shareholders in reinvestment of distributions	725	8,301	—	—
Shares redeemed	(8,275)	(94,574)	(70,520)	(803,914)
Net increase	5,827	$70,090	21,912	$204,427
Total Net Increase	5,146	$61,703	1,031,085	$10,306,874

	Six Months Ended April 30, 2015		Period Ended January 31, 2014[1] to October 31, 2014
CoRI 2021 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	50	$600	997,157	$9,971,700
Shares issued to shareholders in reinvestment of distributions	7	79	—	—
Shares redeemed	—	—	—	—
Net increase	57	$679	997,157	$9,971,700

Investor A
Shares sold	17,913	$217,464	10,873	$118,051
Shares issued to shareholders in reinvestment of distributions	417	4,826	—	—
Shares redeemed	(2,131)	(24,645)	(1,990)	(22,207)
Net increase	16,199	$197,645	8,883	$95,844
Total Net Increase	16,256	$198,324	1,006,040	$10,067,544

	Six Months Ended April 30, 2015		Period Ended January 31, 2014[1] to October 31, 2014
CoRI 2023 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,261	$15,425	997,000	$9,970,000
Shares issued to shareholders in reinvestment of distributions	51	598	—	—
Shares redeemed	—	—	—	—
Net increase	1,312	$16,023	997,000	$9,970,000

Investor A
Shares sold	276,394	$3,338,247	29,539	$329,072
Shares issued to shareholders in reinvestment of distributions	1,043	12,318	—	—
Shares redeemed	(47,510)	(580,671)	(3,750)	(42,595)
Net increase	229,927	$2,769,894	25,789	$286,477
Total Net Increase	231,239	$2,785,917	1,022,789	$10,256,477
[1]	Commencement of operations.
50	BLACKROCK CORI FUNDS	APRIL 30, 2015

Notes to Financial Statements (concluded)

At April 30, 2015, shares owned by affiliates were as follows:

	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Institutional	998,000	998,000	998,000	998,000	998,000
Investor A	2,000	2,000	2,000	2,000	2,000

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK CORI FUNDS	APRIL 30, 2015	51

Officers and Trustees

Robert M. Hernandez, Chair of the Board and Trustee
Fred G. Weiss, Vice Chair of the Board and Trustee
James H. Bodurtha, Trustee
Bruce R. Bond, Trustee
Donald W. Burton, Trustee
Honorable Stuart E. Eizenstat, Trustee
Robert Fairbairn, Trustee
Kenneth A. Froot, Trustee
Henry Gabbay, Trustee
John F. O’Brien, Trustee
John M. Perlowski, Trustee, President and Chief Executive Officer
Roberta Cooper Ramo, Trustee
David H. Walsh, Trustee
Jennifer McGovern, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Charles Park, Chief Compliance Officer
Fernanda Piedra, Anti-Money Laundering Compliance Officer
Benjamin Archibald, Secretary

Effective December 31, 2014, Paul L. Audet and Laurence D. Fink resigned as Trustees of the Funds. Effective January 1, 2015, Robert Fairbairn and John M. Perlowski were appointed to serve as Trustees of the Funds.

Effective March 1, 2015, Charles Park resigned as Anti-Money Laundering Officer of the Funds and Fernanda Piedra became Anti-Money Laundering Compliance Officer of the Funds.

Effective as of the close of business on May 13, 2015, Valerie G. Brown and Donald C. Opatrny were appointed to serve as Trustees of the Funds.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Willkie Farr & Gallagher LLP New York, NY 10019

Sub-Advisor BlackRock International Limited Edinburgh, EH3 8BL United Kingdom	Custodian and Accounting Agent State Street Bank and Trust Company Boston, MA 02110	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Funds 100 Bellevue Parkway Wilmington, DE 19809
52	BLACKROCK CORI FUNDS	APRIL 30, 2015

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

BLACKROCK CORI FUNDS	APRIL 30, 2015	53

Additional Information (continued)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

54	BLACKROCK CORI FUNDS	APRIL 30, 2015

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK CORI FUNDS	APRIL 30, 2015	55

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

CoRI-4/15-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report
Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –	Audit Committee of Listed Registrants – Not Applicable
Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock CoRI Funds

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock CoRI Funds

Date: July 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock CoRI Funds

Date: July 1, 2015

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock CoRI Funds

Date: July 1, 2015

3